AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 67.8%
Information Technology – 18.2%
Communications Equipment – 0.3%
Calix, Inc.(a)	11,370	$420,008
Lumentum Holdings, Inc.(a)	8,840	760,947
Plantronics, Inc.(a)	13,626	537,955

		1,718,910

Electronic Equipment, Instruments & Components – 2.1%
Amphenol Corp. - Class A	32,566	2,307,627
Arrow Electronics, Inc.(a)	3,642	439,407
CDW Corp./DE	19,646	3,337,070
Coherent, Inc.(a)	8,396	2,274,980
Flex Ltd.(a)	42,380	723,427
Rogers Corp.(a)	10,425	2,766,586

		11,849,097

IT Services – 5.0%
Akamai Technologies, Inc.(a)	14,906	1,506,102
Automatic Data Processing, Inc.	19,563	4,361,375
Black Knight, Inc.(a)	24,053	1,633,439
Block, Inc. - Class A(a)	3,644	318,886
Capgemini SE	3,560	691,753
Cognizant Technology Solutions Corp. - Class A	25,651	1,916,130
Fidelity National Information Services, Inc.	8,371	874,770
Gartner, Inc.(a)	1,880	493,312
Genpact Ltd.	15,036	667,147
GoDaddy, Inc. - Class A(a)	5,869	440,468
Kyndryl Holdings, Inc.(a)	899	11,094
Mastercard, Inc. - Class A	16,910	6,051,582
MoneyGram International, Inc.(a)	68,309	688,555
NEC Corp.	3,700	148,621
Nomura Research Institute Ltd.	7,200	196,930
Otsuka Corp.	11,500	363,695
Paychex, Inc.	7,854	972,561
PayPal Holdings, Inc.(a)	22,053	1,879,136
VeriSign, Inc.(a)	1,640	286,262
Visa, Inc. - Class A	19,044	4,040,566

		27,542,384

Semiconductors & Semiconductor Equipment – 3.5%
Advanced Micro Devices, Inc.(a)	3,457	352,130
Analog Devices, Inc.	1,169	196,860
Applied Materials, Inc.	13,137	1,540,839
ASML Holding NV	842	484,533
Broadcom, Inc.	1,713	993,763
CMC Materials, Inc.	13,553	2,398,068
Infineon Technologies AG	32,449	1,011,213
KLA Corp.	1,796	655,271
Lam Research Corp.	1,089	566,313
MediaTek, Inc.	14,000	432,896
Micron Technology, Inc.	7,514	554,834
NeoPhotonics Corp.(a)	117,218	1,806,329
NVIDIA Corp.	3,606	673,312

Company	Shares	U.S. $ Value

NXP Semiconductors NV	2,980	$565,485
QUALCOMM, Inc.	4,797	687,026
Silicon Motion Technology Corp. (ADR)	19,370	1,749,305
STMicroelectronics NV	9,304	372,542
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	397,129
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	3,820	364,046
Teradyne, Inc.	4,452	486,425
Texas Instruments, Inc.	1,459	257,893
Tower Semiconductor Ltd.(a)	52,703	2,543,447
Wolfspeed, Inc.(a)	3,223	242,466

		19,332,125

Software – 5.7%
Adobe, Inc.(a)	3,535	1,472,256
Anaplan, Inc.(a)	13,808	905,805
Avaya Holdings Corp.(a)	2,217	8,181
Cadence Design Systems, Inc.(a)	3,574	549,431
Check Point Software Technologies Ltd.(a)	1,035	129,458
Citrix Systems, Inc.	6,701	674,724
Constellation Software, Inc./Canada	517	813,703
Dassault Systemes SE	12,959	546,399
Datto Holding Corp.(a)	42,203	1,481,747
Dropbox, Inc. - Class A(a)	22,590	470,776
Fair Isaac Corp.(a)	1,009	413,236
Fortinet, Inc.(a)	1,793	527,393
Mandiant, Inc.(a)	104,777	2,310,333
Microsoft Corp.	58,124	15,802,172
Monitronics International, Inc.(a)	2,239	560
NortonLifeLock, Inc.	48,700	1,185,358
Oracle Corp.	13,944	1,002,852
Oracle Corp./Japan(b)	3,400	205,836
Palo Alto Networks, Inc.(a)	699	351,443
SailPoint Technologies Holding, Inc.(a)	7,391	468,885
SAP SE	10,142	1,016,705
ServiceNow, Inc.(a)	1,171	547,407
VMware, Inc. - Class A	8,610	1,102,941

		31,987,601

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	36,340	5,408,697
NetApp, Inc.	6,308	453,860
Ricoh Co., Ltd.	49,500	415,957
Samsung Electronics Co., Ltd.	50,788	2,761,747

		9,040,261

		101,470,378

Health Care – 11.5%
Biotechnology – 1.1%
AbbVie, Inc.	6,073	894,978
Abcam PLC(a)	22,385	333,305
Alnylam Pharmaceuticals, Inc.(a)	2,914	366,581
Biohaven Pharmaceutical Holding Co., Ltd.(a)	15,435	2,218,473

Company	Shares	U.S. $ Value

Regeneron Pharmaceuticals, Inc.(a)	356	$236,647
Sierra Oncology, Inc.(a)	31,207	1,709,520
Vertex Pharmaceuticals, Inc.(a)	1,008	270,799

		6,030,303

Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	36,039	4,233,141
Alcon, Inc.	7,390	554,550
Becton Dickinson and Co.	3,090	790,422
Coloplast A/S - Class B	3,668	436,118
Cooper Cos., Inc. (The)	6,107	2,141,969
Demant A/S(a)	3,560	156,696
Edwards Lifesciences Corp.(a)	850	85,723
Getinge AB - Class B	7,846	227,700
Hologic, Inc.(a)	6,037	454,405
IDEXX Laboratories, Inc.(a)	1,020	399,452
Koninklijke Philips NV	55,737	1,436,713
Medtronic PLC	14,471	1,449,271
QuidelOrtho Corp.	9,377	891,132
STERIS PLC	2,930	668,626

		13,925,918

Health Care Providers & Services – 1.9%
AmerisourceBergen Corp. - Class A	3,094	478,920
Anthem, Inc.	4,411	2,247,890
Centene Corp.(a)	9,343	760,894
Cigna Corp.	455	122,072
CVS Health Corp.	2,782	269,158
Henry Schein, Inc.(a)	3,476	297,685
Humana, Inc.	398	180,784
LHC Group, Inc.(a)	16,149	2,691,392
McKesson Corp.	2,392	786,226
Molina Healthcare, Inc.(a)	1,569	455,355
Quest Diagnostics, Inc.	1,302	183,608
Tivity Health, Inc.(a)	29,455	954,342
UnitedHealth Group, Inc.	2,620	1,301,564

		10,729,890

Health Care Technology – 1.0%
Cerner Corp.	26,726	2,534,961
Change Healthcare, Inc.(a)	119,773	2,885,332

		5,420,293

Life Sciences Tools & Services – 1.6%
Bio-Rad Laboratories, Inc. - Class A(a)	970	521,657
Bruker Corp.	6,950	434,236
Danaher Corp.	2,759	727,879
Gerresheimer AG	4,468	334,948
IQVIA Holdings, Inc.(a)	15,791	3,399,013
Mettler-Toledo International, Inc.(a)	394	506,731
Thermo Fisher Scientific, Inc.	3,320	1,884,332
Waters Corp.(a)	1,452	476,183
West Pharmaceutical Services, Inc.	2,408	747,395

		9,032,374

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.4%
Bayer AG	8,157	$583,617
Eli Lilly & Co.	4,027	1,262,223
Johnson & Johnson	4,961	890,648
Merck & Co., Inc.	10,168	935,761
Novo Nordisk A/S - Class B	18,526	2,057,321
Pfizer, Inc.	16,579	879,350
Roche Holding AG - BR	728	284,555
Roche Holding AG - Genusschein	10,512	3,582,735
Sanofi	20,032	2,143,582
Sumitomo Pharma Co., Ltd.(b)	40,300	344,864
Vifor Pharma AG(a)	14,096	2,459,306
Zoetis, Inc.	19,337	3,305,273

		18,729,235

		63,868,013

Financials – 8.8%
Banks – 3.3%
ABN AMRO Bank NV (GDR)(b) (c)	53,972	630,195
Bank Leumi Le-Israel BM	87,182	868,037
Bank of America Corp.	11,908	442,978
Citigroup, Inc.	12,205	651,869
Commerzbank AG(a)	4,228	36,872
Commonwealth Bank of Australia	3,803	284,563
DBS Group Holdings Ltd.	31,100	701,154
Erste Group Bank AG	19,090	596,027
First Horizon Corp.	113,418	2,589,333
HDFC Bank Ltd. (ADR)	8,540	491,648
JPMorgan Chase & Co.	7,248	958,403
KBC Group NV	3,490	218,156
KeyCorp	24,815	495,307
Mitsubishi UFJ Financial Group, Inc.	276,900	1,575,284
National Bank of Canada	6,770	519,612
Nordea Bank Abp	36,495	371,479
Oversea-Chinese Banking Corp., Ltd.	55,900	482,248
Royal Bank of Canada	9,724	1,016,106
Societe Generale SA	19,217	517,851
Standard Chartered PLC	39,185	311,479
SVB Financial Group(a)	1,550	757,283
Toronto-Dominion Bank (The)	8,489	648,730
TriState Capital Holdings, Inc.(a)	51,842	1,585,328
Umpqua Holdings Corp.	110,931	1,957,932

		18,707,874

Capital Markets – 3.1%
Ameriprise Financial, Inc.	1,838	507,784
BlackRock, Inc. - Class A	2,556	1,710,169
Carlyle Group, Inc. (The)	8,946	344,689
Charles Schwab Corp. (The)	52,357	3,670,226
CME Group, Inc. - Class A	2,348	466,853
Credit Suisse Group AG	191,877	1,344,555
Deutsche Boerse AG	2,290	384,865
Goldman Sachs Group, Inc. (The)	7,249	2,369,335
Houlihan Lokey, Inc.	6,310	542,281
Julius Baer Group Ltd.	23,206	1,198,485
London Stock Exchange Group PLC	9,242	862,399
Moody’s Corp.	3,394	1,023,529

Company	Shares	U.S. $ Value

MSCI, Inc. - Class A	1,440	$636,984
Partners Group Holding AG	835	898,443
S&P Global, Inc.	1,098	383,729
Sanne Group PLC(a)	32,999	374,238
Singapore Exchange Ltd.	48,800	338,323

		17,056,887

Consumer Finance – 0.2%
Ally Financial, Inc.	11,493	506,152
Capital One Financial Corp.	4,351	556,319

		1,062,471

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc. - Class B(a)	657	207,599
Groupe Bruxelles Lambert SA	841	77,557
Investor AB	16,754	349,729

		634,885

Insurance – 1.7%
Admiral Group PLC	6,740	188,702
Aflac, Inc.	8,500	514,845
AIA Group Ltd.	36,200	375,039
Alleghany Corp.(a)	3,047	2,540,528
Arch Capital Group Ltd.(a)	10,331	490,309
Cincinnati Financial Corp.	3,869	494,690
Everest Re Group Ltd.	1,621	457,933
Fidelity National Financial, Inc.	10,320	436,536
Japan Post Holdings Co., Ltd.	66,100	493,680
Japan Post Insurance Co., Ltd.	27,100	451,213
Lincoln National Corp.	3,220	186,535
Marsh & McLennan Cos., Inc.	3,664	586,057
NN Group NV	8,556	424,049
Progressive Corp. (The)	4,567	545,208
Prudential Financial, Inc.	4,714	500,863
Sampo Oyj - Class A	8,714	394,160
Willis Towers Watson PLC	2,391	504,668

		9,585,015

Thrifts & Mortgage Finance – 0.4%
Flagstar Bancorp, Inc.	54,495	2,099,692

		49,146,824

Consumer Discretionary – 6.5%
Auto Components – 0.7%
Aisin Corp.	5,100	166,972
Aptiv PLC(a)	26,224	2,786,038
ATD New Holdings, Inc.(a) (d)	2,609	212,634
Energy Technology(a) (d) (e)	13	10,725
Tenneco, Inc.(a)	55,253	956,429

		4,132,798

Automobiles – 0.3%
BYD Co., Ltd. - Class H	18,500	657,514
Tesla, Inc.(a)	1,231	933,418

		1,590,932

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.2%
Service Corp. International/US	7,130	$499,314
Terminix Global Holdings, Inc.(a)	20,095	872,324

		1,371,638

Hotels, Restaurants & Leisure – 0.9%
Caesars Entertainment, Inc.(a)	367	18,412
Compass Group PLC	40,537	908,691
Galaxy Entertainment Group Ltd.	279,800	1,490,481
LeoVegas AB(c)	85,200	524,587
Marriott International, Inc./MD - Class A	3,129	536,874
Starbucks Corp.	22,824	1,791,684

		5,270,729

Household Durables – 0.2%
DR Horton, Inc.	2,294	172,394
PulteGroup, Inc.	10,511	475,728
TopBuild Corp.(a)	2,945	580,931

		1,229,053

Internet & Direct Marketing Retail – 1.8%
Alibaba Group Holding Ltd.(a)	54,200	650,955
Alibaba Group Holding Ltd. (ADR)(a)	9,863	947,341
Amazon.com, Inc.(a)	2,716	6,529,780
Expedia Group, Inc.(a)	484	62,596
Fiverr International Ltd.(a) (b)	627	26,528
MercadoLibre, Inc.(a)	136	106,880
Prosus NV(a) (b)	28,070	1,451,202
ZOZO, Inc.	6,400	135,845

		9,911,127

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	3,800	282,253
Carlson Travel, Inc.(d)	1,901	47,525

		329,778

Media – 0.0%
Charter Communications, Inc. - Class A(a)	193	97,837

Multiline Retail – 0.1%
Dollarama, Inc.	3,781	219,294
Target Corp.	2,799	453,102

		672,396

Specialty Retail – 1.1%
AutoZone, Inc.(a)	935	1,925,773
Bath & Body Works, Inc.(f)	3,293	135,079
Hikari Tsushin, Inc.	1,300	146,860
Home Depot, Inc. (The)	971	293,970
O’Reilly Automotive, Inc.(a)	650	414,161
TJX Cos., Inc. (The)	37,962	2,413,244
Ulta Beauty, Inc.(a)	1,213	513,220

		5,842,307

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.1%
adidas AG	2,202	$437,466
Kering SA	1,017	559,382
NIKE, Inc. - Class B	39,531	4,698,260
Pandora A/S	2,528	204,226

		5,899,334

		36,347,929

Industrials – 6.3%
Aerospace & Defense – 0.3%
Airbus SE	4,746	556,211
Dassault Aviation SA	1,038	175,942
Hexcel Corp.	8,829	507,226
Huntington Ingalls Industries, Inc.	2,200	463,012

		1,702,391

Air Freight & Logistics – 0.0%
Kuehne & Nagel International AG	761	201,245

Airlines – 0.2%
Southwest Airlines Co.(a)	10,242	469,698
Spirit Airlines, Inc.(a)	21,066	441,333

		911,031

Building Products – 0.9%
Assa Abloy AB - Class B	19,661	484,665
Cornerstone Building Brands, Inc.(a)	19,200	471,360
Otis Worldwide Corp.	38,434	2,859,489
Owens Corning	9,420	900,364
Trex Co., Inc.(a)	5,700	363,204

		5,079,082

Commercial Services & Supplies – 0.7%
Cintas Corp.	1,101	438,562
Dai Nippon Printing Co., Ltd.	2,400	54,912
Stericycle, Inc.(a)	34,521	1,745,037
Tetra Tech, Inc.	3,970	535,831
Tomra Systems ASA	20,196	411,969
TOPPAN, Inc.	4,500	84,573
Waste Management, Inc.	5,630	892,411

		4,163,295

Construction & Engineering – 0.1%
AECOM	3,587	250,552
WillScot Mobile Mini Holdings Corp.(a)	1,235	44,126

		294,678

Electrical Equipment – 0.5%
Eaton Corp. PLC	6,459	895,217
Rockwell Automation, Inc.	2,395	510,614
Schneider Electric SE	3,181	441,815
Vestas Wind Systems A/S	29,200	745,833

		2,593,479

Company	Shares	U.S. $ Value

Machinery – 1.9%
Deere & Co.	2,079	$743,824
Dover Corp.	8,970	1,201,173
Meritor, Inc.(a)	52,265	1,890,425
Parker-Hannifin Corp.	4,920	1,339,076
SMC Corp.	1,100	568,728
Snap-on, Inc.	2,093	464,395
Volvo AB - Class B	61,284	1,074,855
Welbilt, Inc.(a)	114,506	2,710,357
Xylem, Inc./NY	3,959	333,546

		10,326,379

Marine – 0.2%
AP Moller - Maersk A/S - Class A	69	199,159
AP Moller - Maersk A/S - Class B	97	284,247
SITC International Holdings Co., Ltd.	135,000	509,829

		993,235

Professional Services – 1.2%
Booz Allen Hamilton Holding Corp.	9,362	803,821
Intertrust NV(a) (c)	116,804	2,427,646
Nielsen Holdings PLC	37,429	956,685
Recruit Holdings Co., Ltd.	9,300	336,606
RELX PLC	31,390	896,416
Robert Half International, Inc.	4,910	442,637
Wolters Kluwer NV	10,638	1,049,667

		6,913,478

Road & Rail – 0.1%
Canadian National Railway Co.	2,194	249,469
NIPPON EXPRESS HOLDINGS, Inc.	7,000	406,601

		656,070

Trading Companies & Distributors – 0.2%
Ferguson PLC	2,638	317,223
Toyota Tsusho Corp.	4,400	167,956
United Rentals, Inc.(a)	1,518	452,637
WW Grainger, Inc.	990	482,200

		1,420,016

		35,254,379

Communication Services – 5.4%
Diversified Telecommunication Services – 1.8%
BCE, Inc.	7,532	410,349
BT Group PLC	70,974	167,285
Comcast Corp. - Class A	62,831	2,782,157
HKT Trust & HKT Ltd. - Class SS	251,000	345,583
Intelsat Jackson Holdings SA(a) (d) (e)	346	0
Intelsat SA(d)	1,653	48,144
Liberty Global PLC(a)	3,342	84,920
Nippon Telegraph & Telephone Corp.	24,700	754,644

Company	Shares	U.S. $ Value

Shaw Communications, Inc. - Class B	94,475	$2,676,985
Spark New Zealand Ltd.	49,706	157,216
Telefonica SA(b)	96,444	524,387
Vonage Holdings Corp.(a)	101,116	1,958,617

		9,910,287

Entertainment – 1.0%
Activision Blizzard, Inc.	35,179	2,739,741
Electronic Arts, Inc.	19,732	2,735,842
Take-Two Interactive Software, Inc.(a)	1	89
Ubisoft Entertainment SA(a)	4,600	241,836

		5,717,508

Interactive Media & Services – 2.2%
Alphabet, Inc. - Class A(a)	411	935,124
Alphabet, Inc. - Class C(a)	2,392	5,455,626
Auto Trader Group PLC(c)	59,749	444,483
Kakaku.com, Inc.	11,600	228,607
Meta Platforms, Inc. - Class A(a)	25,938	5,022,634

		12,086,474

Media – 0.2%
Dentsu Group, Inc.	9,300	309,615
DISH Network Corp. - Class A(a)	609	13,904
iHeartMedia, Inc. - Class A(a)	2,453	28,945
Interpublic Group of Cos., Inc. (The)	5,075	163,567
Omnicom Group, Inc.	5,939	443,109
Vivendi SE	11,482	137,079

		1,096,219

Wireless Telecommunication Services – 0.2%
SoftBank Group Corp.	16,500	683,415
Vodafone Group PLC	177,421	292,110

		975,525

		29,786,013

Consumer Staples – 3.6%
Beverages – 1.3%
Asahi Group Holdings Ltd.	71,239	2,386,985
Coca-Cola Co., (The)	42,598	2,699,861
Constellation Brands, Inc. - Class A	8,006	1,965,233

		7,052,079

Food & Staples Retailing – 0.5%
George Weston Ltd.	1,602	196,620
Koninklijke Ahold Delhaize NV	32,985	909,572
Kroger Co. (The)	9,921	525,515
Progenics Pharmaceuticals, Inc.(a) (d) (e)	136,645	0
Southeastern Grocers, Inc.(a) (d) (e)	8,714	191,708
Sysco Corp.	2,419	203,632
Walmart, Inc.	6,513	837,767

		2,864,814

Company	Shares	U.S. $ Value

Food Products – 0.7%
Archer-Daniels-Midland Co.	5,912	$536,928
Bunge Ltd.	4,051	479,314
Hershey Co. (The)	1,394	295,123
Nestle SA	5,954	728,277
Salmar ASA	5,336	395,503
Sanderson Farms, Inc.	3,870	772,065
Tyson Foods, Inc. - Class A	5,300	474,933

		3,682,143

Household Products – 0.3%
Colgate-Palmolive Co.	6,858	540,479
Procter & Gamble Co. (The)	7,145	1,056,603

		1,597,082

Tobacco – 0.8%
Altria Group, Inc.	9,199	497,574
Imperial Brands PLC	20,696	467,316
Philip Morris International, Inc.	4,058	431,162
Swedish Match AB	305,015	3,152,512

		4,548,564

		19,744,682

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Battalion Oil Corp.(a)	1	16
Berry Corp.	8,117	90,342
BP PLC	74,513	404,946
Canadian Natural Resources Ltd.	6,966	461,022
Cenovus Energy, Inc.	19,624	454,896
CHC Group LLC(a)	1,138	0
Chevron Corp.	613	107,067
Civitas Resources, Inc.	493	37,641
ConocoPhillips	4,813	540,789
Denbury, Inc.(a)	815	59,609
Diamond Offshore Drilling, Inc.(a)	16,845	134,086
Diamond Offshore Drilling, Inc.(a) (g)	3,643	28,998
Eni SpA	21,947	332,401
EOG Resources, Inc.	1,928	264,059
Equinor ASA	52,142	1,978,619
Exxon Mobil Corp.	1,963	188,448
Imperial Oil Ltd.(b)	7,832	428,985
K2016470219 South Africa Ltd. - Series A(a) (d) (e)	465,862	1
K2016470219 South Africa Ltd. - Series B(a) (d) (e)	73,623	0
Marathon Petroleum Corp.	5,500	559,845
Neste Oyj	9,620	441,875
Renewable Energy Group, Inc.(a)	14,087	863,674
Repsol SA	31,200	500,646
SandRidge Energy, Inc.(a)	14	330
Shell PLC	113,186	3,347,584
Suncor Energy, Inc.	6,504	261,682
Vantage Drilling International(a)	602	8,554
Whiting Petroleum Corp.	1,504	133,044
Woodside Energy Group Ltd.	694	14,631

		11,643,790

Company	Shares	U.S. $ Value

Materials – 1.9%
Chemicals – 1.1%
Atotech Ltd.(a)	83,096	$1,687,680
Chr Hansen Holding A/S	4,911	368,297
GCP Applied Technologies, Inc.(a)	34,733	1,080,891
Koninklijke DSM NV	3,160	532,147
Linde PLC	3,826	1,242,226
LyondellBasell Industries NV - Class A	3,770	430,722
Mitsubishi Chemical Holdings Corp.	20,800	123,923
Sumitomo Chemical Co., Ltd.	108,300	447,665

		5,913,551

Containers & Packaging – 0.1%
Intertape Polymer Group, Inc.	11,080	345,317
Packaging Corp. of America	340	53,475
Sealed Air Corp.	7,311	454,598
Westrock Co.	16	776

		854,166

Metals & Mining – 0.7%
Anglo American PLC	19,180	944,875
Artsonig Pty Ltd.(a) (d) (e)	51,133	0
BHP Group Ltd.	3,838	120,498
Fortescue Metals Group Ltd.(b)	22,001	317,629
Glencore PLC(a)	55,248	364,393
Neenah Enterprises, Inc.(a) (d) (e)	10,896	311,952
Norsk Hydro ASA	32,350	259,584
Nucor Corp.	563	74,575
Rio Tinto Ltd.	656	53,672
Steel Dynamics, Inc.	6,010	513,134
Teck Resources Ltd. - Class B	12,170	504,562
Yamana Gold, Inc.	34,435	184,572

		3,649,446

Paper & Forest Products – 0.0%
Oji Holdings Corp.	22,400	98,608

		10,515,771

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp.	11,452	2,933,201
Extra Space Storage, Inc.	2,699	480,962
Healthcare Trust of America, Inc. - Class A	92,061	2,766,433
Iron Mountain, Inc.	788	42,473
Medical Properties Trust, Inc.	19,207	356,866
Nippon Building Fund, Inc.	29	157,524
Preferred Apartment Communities, Inc. - Class A	18,936	472,264
Public Storage	89	29,427
Stockland	154,874	443,861
Weyerhaeuser Co.	12,510	494,395

		8,177,406

Company	Shares		U.S. $ Value

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)		14,748	$1,221,724
Nomura Real Estate Holdings, Inc.		18,700	467,670
Vonovia SE		5,058	192,931

			1,882,325

			10,059,731

Utilities – 1.7%
Electric Utilities – 1.0%
American Electric Power Co., Inc.		4,766	486,275
Enel SpA		37,183	241,583
First Trust Global Wind Energy ETF		17,751	329,991
Iberdrola SA		72,559	859,716
NextEra Energy, Inc.		8,070	610,818
NRG Energy, Inc.		10,327	475,455
PNM Resources, Inc.		56,576	2,689,057

			5,692,895

Gas Utilities – 0.3%
Naturgy Energy Group SA(b)		15,841	478,701
South Jersey Industries, Inc.		20,465	713,205
UGI Corp.		9,319	398,294

			1,590,200

Multi-Utilities – 0.3%
Ameren Corp.		4,981	474,141
CenterPoint Energy, Inc.		15,371	492,641
DTE Energy Co.		565	74,981
Sempra Energy		3,207	525,499

			1,567,262

Water Utilities – 0.1%
American Water Works Co., Inc.		2,390	361,488

			9,211,845

Total Common Stocks (cost $353,433,451)			377,049,355

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 6.0%
Industrial – 5.2%
Basic – 0.3%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(c)	U.S. $	16	15,396
Arconic Corp. 6.125%, 02/15/2028(c)		33	32,620
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(c)		9	8,134
7.50%, 09/30/2029(c)		16	11,744
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(c)		102	103,176
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(c)		25	23,313
4.875%, 03/01/2031(b) (c)		27	25,493
6.75%, 03/15/2026(c)		12	12,541

	Principal Amount (000)		U.S. $ Value

Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S. $	20	$20,088
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(c)		64	61,323
Element Solutions, Inc. 3.875%, 09/01/2028(c)		91	82,257
ERP Iron Ore, LLC 1.00%, 12/31/2019(a) (d) (e) (h) (i)		12	9,219
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(c)		36	34,653
6.125%, 04/15/2032(c)		166	165,489
Glatfelter Corp. 4.75%, 11/15/2029(b) (c)		32	23,021
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b) (c)		28	23,134
Hecla Mining Co. 7.25%, 02/15/2028		28	27,444
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(c)		77	68,499
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(c)	EUR	149	145,185
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(c) (i)	U.S. $	52	49,425
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(c)		123	113,775
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(c)		8	8,323
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (d) (e) (g) (h)		146	0
Mercer International, Inc. 5.125%, 02/01/2029		93	85,552
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(c)		7	7,216
Valvoline, Inc. 4.25%, 02/15/2030(c)		152	138,443
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(c)		234	170,850
WR Grace Holdings LLC 4.875%, 06/15/2027(c)		59	55,176

			1,521,489

Capital Goods – 0.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(c) (i)	EUR	202	170,992

	Principal Amount (000)		U.S. $ Value

Clean Harbors, Inc. 4.875%, 07/15/2027(c)	U.S. $	3	$2,995
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(b) (c)		74	68,844
Eco Material Technologies, Inc. 7.875%, 01/31/2027(c)		121	114,662
Energizer Holdings, Inc. 4.75%, 06/15/2028(c)		33	29,286
EnerSys 4.375%, 12/15/2027(c)		100	90,985
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(c)		130	126,910
GFL Environmental, Inc. 4.75%, 06/15/2029(c)		38	34,683
5.125%, 12/15/2026(c)		15	14,991
Granite US Holdings Corp. 11.00%, 10/01/2027(c)		54	52,369
Griffon Corp. 5.75%, 03/01/2028		135	130,305
JELD-WEN, Inc. 4.625%, 12/15/2025(c)		17	15,623
LSB Industries, Inc. 6.25%, 10/15/2028(c)		23	22,811
Madison IAQ LLC 5.875%, 06/30/2029(c)		207	162,060
Moog, Inc. 4.25%, 12/15/2027(c)		42	39,887
SPX FLOW, Inc. 8.75%, 04/01/2030(b) (c)		190	159,801
Stevens Holding Co., Inc. 6.125%, 10/01/2026(c)		18	17,915
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(c)		34	32,275
Tervita Corp. 11.00%, 12/01/2025(c)		84	92,402
TransDigm UK Holdings PLC 6.875%, 05/15/2026		265	267,454
TransDigm, Inc. 6.25%, 03/15/2026(c)		47	47,815
Triumph Group, Inc. 6.25%, 09/15/2024(c)		37	35,336
7.75%, 08/15/2025(b)		42	36,489
8.875%, 06/01/2024(c)		53	54,924
WESCO Distribution, Inc. 7.25%, 06/15/2028(c)		53	55,670

			1,877,484

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(c)	U.S. $	113	$ 100,558
Altice Financing SA 5.75%, 08/15/2029(c)		279	249,789
AMC Networks, Inc. 4.25%, 02/15/2029(b)		181	165,575
Arches Buyer, Inc. 6.125%, 12/01/2028(b) (c)		39	32,677
Banijay Entertainment SASU 3.50%, 03/01/2025(c)	EUR	150	156,239
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	U.S. $	111	92,072
4.50%, 08/15/2030(c)		105	94,767
4.75%, 02/01/2032(c)		88	78,428
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(c)		25	22,836
CSC Holdings LLC 3.375%, 02/15/2031(c)		200	163,236
5.875%, 09/15/2022		15	15,098
DISH DBS Corp. 5.125%, 06/01/2029		53	37,449
5.25%, 12/01/2026(c)		135	114,472
5.75%, 12/01/2028(c)		94	76,862
7.375%, 07/01/2028		98	76,680
DISH Network Corp. 3.375%, 08/15/2026(j)		56	42,215
Gray Escrow II, Inc. 5.375%, 11/15/2031(c)		129	117,551
iHeartCommunications, Inc. 4.75%, 01/15/2028(c)		35	31,565
6.375%, 05/01/2026		22	21,635
8.375%, 05/01/2027		137	128,201
Lamar Media Corp. 4.875%, 01/15/2029		4	3,931
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(c)		139	126,868
8.00%, 08/01/2029(c)		93	80,234
National CineMedia LLC 5.75%, 08/15/2026		33	17,368
5.875%, 04/15/2028(b) (c)		67	51,685
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(c)		61	52,464
Sinclair Television Group, Inc. 5.125%, 02/15/2027(b) (c)		150	132,253
5.50%, 03/01/2030(b) (c)		107	88,071
Sirius XM Radio, Inc. 3.875%, 09/01/2031(c)		116	102,097
4.00%, 07/15/2028(c)		292	271,005
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	150	155,858
TEGNA, Inc. 4.75%, 03/15/2026(c)	U.S. $	35	34,940
5.00%, 09/15/2029		110	108,614

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 4.50%, 05/01/2029(c)	U.S. $	43	$39,673
6.625%, 06/01/2027(c)		144	146,052
9.50%, 05/01/2025(c)		43	44,798
Urban One, Inc. 7.375%, 02/01/2028(c)		203	191,484

			3,465,300

Communications - Telecommunications – 0.2%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(c)		200	191,792
Consolidated Communications, Inc. 5.00%, 10/01/2028(c)		25	21,758
6.50%, 10/01/2028(c)		164	143,138
Embarq Corp. 7.995%, 06/01/2036		180	151,637
Frontier Communications Holdings LLC 5.875%, 10/15/2027(c)		65	63,712
6.75%, 05/01/2029(b) (c)		28	24,427
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (d) (e)		177	0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(c)	EUR	100	90,492
Level 3 Financing, Inc. 3.75%, 07/15/2029(c)	U.S. $	45	38,428
4.25%, 07/01/2028(c)		25	22,207
4.625%, 09/15/2027(c)		67	62,285
Telecom Italia Capital SA 7.20%, 07/18/2036		105	95,261
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(c)		200	182,520
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(c)		74	59,199

			1,146,856

Consumer Cyclical - Automotive – 0.3%
Allison Transmission, Inc. 5.875%, 06/01/2029(c)		60	60,098
Aston Martin Capital Holdings Ltd. 15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(c) (i)		271	273,353
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(c)		69	69,248
Dana, Inc. 5.375%, 11/15/2027		11	10,524
5.625%, 06/15/2028(b)		17	16,467
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(c)		169	156,279
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (d) (e) (g)		59	0

	Principal Amount (000)		U.S. $ Value

(First Lien) 11.00%, 10/31/2024(a) (d) (e) (g)	U.S. $	24	$0
Goodyear Tire & Rubber Co., (The) 5.00%, 07/15/2029(b)		42	38,564
5.25%, 07/15/2031(b)		39	35,484
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(c) (i)	EUR	100	100,594
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024-01/15/2028(c)	U.S. $	353	327,788
Mclaren Finance PLC 7.50%, 08/01/2026(c)		200	160,964
Meritor, Inc. 6.25%, 06/01/2025(c)		38	39,202
PM General Purchaser LLC 9.50%, 10/01/2028(c)		103	87,637
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(c)		61	48,486
Tenneco, Inc. 5.00%, 07/15/2026		121	114,212
7.875%, 01/15/2029(c)		83	83,423
Titan International, Inc. 7.00%, 04/30/2028		108	105,882
ZF North America Capital, Inc. 4.75%, 04/29/2025(c)		161	157,683

			1,885,888

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(c)		58	52,542
5.75%, 03/01/2027(c)		112	99,282
9.875%, 08/01/2027(c)		60	63,649
Cedar Fair LP/Canada’s Wonderland Co.,/Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(c)		179	181,780
Lindblad Expeditions LLC 6.75%, 02/15/2027(c)		37	36,004
Mattel, Inc. 5.875%, 12/15/2027(c)		15	15,467
NCL Corp. Ltd. 5.875%, 03/15/2026(c)		123	110,811
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(c)		112	95,305
5.50%, 04/01/2028(c)		93	78,651
5.50%, 08/31/2026(b) (c)		90	79,319
10.875%, 06/01/2023(c)		63	65,567
11.50%, 06/01/2025(c)		134	145,223
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(c)		93	96,448
Six Flags Entertainment Corp. 4.875%, 07/31/2024(c)		30	29,467

	Principal Amount (000)		U.S. $ Value

Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(c)	U.S. $	38	$39,402
Vail Resorts, Inc. 6.25%, 05/15/2025(c)		25	25,669
Viking Cruises Ltd. 5.875%, 09/15/2027(c)		129	109,182
7.00%, 02/15/2029(c)		34	29,012
13.00%, 05/15/2025(c)		35	38,406
VOC Escrow Ltd. 5.00%, 02/15/2028(c)		3	2,662

			1,393,848

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(c)		79	76,640
Beazer Homes USA, Inc. 6.75%, 03/15/2025		46	44,978
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(c)		113	92,036
6.25%, 09/15/2027(c)		3	2,814
Caesars Entertainment, Inc. 6.25%, 07/01/2025(c)		102	103,180
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(b) (c)		44	36,161
Empire Communities Corp. 7.00%, 12/15/2025(c)		29	26,018
Everi Holdings, Inc. 5.00%, 07/15/2029(c)		18	16,087
Five Point Operating Co., LP/Five Point Capital Corp. 7.875%, 11/15/2025(c)		173	167,578
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(c)		89	77,255
5.375%, 05/01/2025(c)		21	21,353
5.75%, 05/01/2028(c)		22	22,441
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(c)		72	63,734
5.00%, 06/01/2029(c)		66	61,678
Installed Building Products, Inc. 5.75%, 02/01/2028(c)		31	29,232
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(c)		37	32,911
6.125%, 09/15/2025(c)		19	19,323
Mattamy Group Corp. 4.625%, 03/01/2030 (c)		88	72,954
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(c)		70	55,497
5.875%, 09/01/2031(c)		70	54,980

	Principal Amount (000)		U.S. $ Value

Scientific Games International, Inc. 7.00%, 05/15/2028(c)	U.S. $	43	$42,708
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(c)		142	123,078
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(c)		197	189,522
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(c)		69	68,301
5.875%, 06/15/2027(c)		3	3,009
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(c)		183	184,252
Travel + Leisure Co. 4.50%, 12/01/2029(c)		126	112,466
4.625%, 03/01/2030(c)		94	81,797
6.625%, 07/31/2026(c)		143	147,479
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(c)		93	90,725

			2,120,187

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(c)		53	54,569

Consumer Cyclical - Retailers – 0.4%
Arko Corp. 5.125%, 11/15/2029(c)		46	38,802
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(c)		60	55,457
5.00%, 02/15/2032(c)		24	21,757
Bath & Body Works, Inc. 5.25%, 02/01/2028		13	12,423
6.625%, 10/01/2030(c)		129	128,894
6.75%, 07/01/2036		58	51,759
6.875%, 11/01/2035		131	119,899
6.95%, 03/01/2033(b)		69	61,101
7.50%, 06/15/2029		13	13,439
9.375%, 07/01/2025(c)		32	34,592
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(c) (i)		48	38,707
Carvana Co. 5.50%, 04/15/2027(c)		14	10,119
5.875%, 10/01/2028(b) (c)		37	26,058
Dufry One BV 2.50%, 10/15/2024(c)	EUR	143	146,408
Edcon Ltd. 0.01%, 06/25/2023(d)	ZAR	2	0

	Principal Amount (000)		U.S. $ Value

FirstCash, Inc. 4.625%, 09/01/2028(c)	U.S. $	22	$19,993
5.625%, 01/01/2030(c)		93	88,810
Foundation Building Materials, Inc. 6.00%, 03/01/2029(c)		24	19,466
Kontoor Brands, Inc. 4.125%, 11/15/2029(c)		90	76,760
LBM Acquisition LLC 6.25%, 01/15/2029(c)		20	15,727
Michaels Cos, Inc. (The) 7.875%, 05/01/2029(b) (c)		144	103,343
Murphy Oil USA, Inc. 5.625%, 05/01/2027		6	5,723
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(c)		60	59,704
Penske Automotive Group, Inc. 3.50%, 09/01/2025(b)		65	63,681
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(b) (c)		271	253,984
Rite Aid Corp. 7.50%, 07/01/2025(c)		140	118,257
8.00%, 11/15/2026(b) (c)		109	90,400
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(c)		90	82,908
SRS Distribution, Inc. 6.125%, 07/01/2029(b) (c)		29	24,712
Staples, Inc. 7.50%, 04/15/2026(c)		143	132,475
TPro Acquisition Corp. 11.00%, 10/15/2024(c)		36	35,787
White Cap Buyer LLC 6.875%, 10/15/2028(c)		151	134,574
White Cap Parent LLC 8.25%, 03/15/2026(c) (i)		29	26,918

			2,112,637

Consumer Non-Cyclical – 0.5%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(c)		88	87,022
AdaptHealth LLC 4.625%, 08/01/2029(c)		118	101,612
6.125%, 08/01/2028(c)		25	23,374
AHP Health Partners, Inc. 5.75%, 07/15/2029(c)		83	65,323
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(c)		184	173,260
Bausch Health Cos., Inc. 4.875%, 06/01/2028(c)		173	148,649
6.25%, 02/15/2029(c)		7	4,363
7.25%, 05/30/2029(c)		48	31,699

	Principal Amount (000)		U.S. $ Value

CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(c)	U.S. $	8	$8,173
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(c)		27	21,812
6.125%, 04/01/2030(b) (c)		91	66,362
6.875%, 04/01/2028-04/15/2029(b) (c)		258	196,100
Darling Ingredients, Inc. 6.00%, 06/15/2030		47	47,000
DaVita, Inc. 3.75%, 02/15/2031(c)		45	36,902
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b) (c)		13	10,226
Global Medical Response, Inc. 6.50%, 10/01/2025(c)		140	135,251
Grifols Escrow Issuer SA 4.75%, 10/15/2028(b) (c)		200	183,038
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b) (c)		132	105,865
Legacy LifePoint Health LLC 4.375%, 02/15/2027(c)		67	62,591
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (c) (k)		26	9,887
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(c)		17	15,484
ModivCare, Inc. 5.875%, 11/15/2025(c)		17	16,842
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(c)		93	83,961
5.25%, 10/01/2029(b) (c)		167	147,929
Option Care Health, Inc. 4.375%, 10/31/2029(c)		85	77,654
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(c)		164	128,307
Post Holdings, Inc. 5.50%, 12/15/2029(c)		131	124,855
RP Escrow Issuer LLC 5.25%, 12/15/2025(c)		45	40,906
Spectrum Brands, Inc. 3.875%, 03/15/2031(c)		175	149,592
5.75%, 07/15/2025		2	2,004
Sunshine Mid BV 6.50%, 05/15/2026(c)	EUR	103	111,626
Tenet Healthcare Corp. 6.125%, 10/01/2028(c)	U.S. $	65	63,439
Triton Water Holdings, Inc. 6.25%, 04/01/2029(c)		65	50,664
US Acute Care Solutions LLC 6.375%, 03/01/2026(c)		59	56,340
US Foods, Inc. 4.625%, 06/01/2030(c)		101	92,465
4.75%, 02/15/2029(c)		188	176,534

	Principal Amount (000)		U.S. $ Value

US Renal Care, Inc. 10.625%, 07/15/2027(c)	U.S. $	85	$62,213

			2,919,324

Energy – 0.9%
Antero Resources Corp. 7.625%, 02/01/2029(c)		24	26,007
8.375%, 07/15/2026(c)		44	47,761
Apache Corp. 4.25%, 01/15/2030(b)		50	48,275
Athabasca Oil Corp. 9.75%, 11/01/2026(c)		105	112,992
Berry Petroleum Co., LLC 7.00%, 02/15/2026(c)		115	111,471
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(c)		29	28,710
7.625%, 12/15/2025(c)		42	42,630
Callon Petroleum, Co. 8.25%, 07/15/2025		169	169,049
9.00%, 04/01/2025(c)		34	36,044
Citgo Holding, Inc. 9.25%, 08/01/2024(b) (c)		50	49,686
CITGO Petroleum Corp. 6.375%, 06/15/2026(c)		43	42,479
7.00%, 06/15/2025(c)		152	152,412
Civitas Resources, Inc. 5.00%, 10/15/2026(c)		45	43,168
CNX Resources Corp. 6.00%, 01/15/2029(c)		64	63,668
7.25%, 03/14/2027(c)		15	15,703
Comstock Resources, Inc. 5.875%, 01/15/2030(c)		50	47,818
6.75%, 03/01/2029(c)		36	35,978
Crescent Energy Finance LLC 7.25%, 05/01/2026(c)		76	73,839
Diamond Foreign Asset Co.,/Diamond Finance LLC
9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(c) (i)		14	13,663
9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(i)		12	11,581
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(c)		125	125,135
EnLink Midstream LLC 5.625%, 01/15/2028(c)		99	99,439
EnLink Midstream Partners LP 4.15%, 06/01/2025		179	179,023
4.40%, 04/01/2024		7	6,994
5.05%, 04/01/2045		49	38,951
5.45%, 06/01/2047		39	31,459
5.60%, 04/01/2044		10	8,203

	Principal Amount (000)		U.S. $ Value

EQM Midstream Partners LP 4.50%, 01/15/2029(c)	U.S. $	68	$60,356
4.75%, 01/15/2031(b) (c)		63	54,457
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		51	50,062
6.25%, 05/15/2026		47	43,583
6.50%, 10/01/2025		32	30,985
7.75%, 02/01/2028		84	80,999
8.00%, 01/15/2027		57	56,353
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		38	35,973
7.00%, 08/01/2027		51	49,532
Gulfport Energy Corp. 6.00%, 10/15/2024(a)		62	6
6.375%, 05/15/2025-01/15/2026(a)		279	28
6.625%, 05/01/2023(a)		12	1
8.00%, 05/17/2026(c)		106	109,052
Hess Midstream Operations LP 4.25%, 02/15/2030(c)		14	12,877
5.625%, 02/15/2026(c)		197	200,741
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(c)		39	38,186
6.00%, 02/01/2031(c)		39	37,782
ITT Holdings LLC 6.50%, 08/01/2029(c)		172	147,187
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(c)		116	104,492
Murphy Oil Corp. 6.125%, 12/01/2042		51	44,734
Nabors Industries Ltd. 7.25%, 01/15/2026(c)		59	57,180
7.50%, 01/15/2028(c)		117	111,093
Nabors Industries, Inc. 7.375%, 05/15/2027(c)		93	93,907
New Fortress Energy, Inc. 6.75%, 09/15/2025(c)		136	133,903
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(c)		194	182,065
Occidental Petroleum Corp. 5.50%, 12/01/2025		12	12,461
5.875%, 09/01/2025		22	22,998
6.125%, 01/01/2031		31	33,736
8.00%, 07/15/2025		37	40,561
8.50%, 07/15/2027		26	30,083
8.875%, 07/15/2030		26	32,426
PBF Holding Co., LLC/PBF Finance Corp. 9.25%, 05/15/2025(c)		104	108,163
PDC Energy, Inc. 5.75%, 05/15/2026		217	217,534
Range Resources Corp. 8.25%, 01/15/2029		69	74,784

	Principal Amount (000)		U.S. $ Value

SM Energy Co. 5.625%, 06/01/2025(b)	U.S. $	133	$132,417
Southwestern Energy Co. 5.375%, 02/01/2029		78	78,602
8.375%, 09/15/2028		40	43,839
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(c)		61	58,591
Sunnova Energy Corp. 5.875%, 09/01/2026(b) (c)		30	26,921
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		129	128,990
6.00%, 04/15/2027		4	4,086
Talos Production, Inc. 12.00%, 01/15/2026		126	136,050
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(c)		68	67,243
Transocean Pontus Ltd. 6.125%, 08/01/2025(c)		40	39,151
Transocean Sentry Ltd. 5.375%, 05/15/2023(c)		112	108,744
Transocean, Inc. 6.80%, 03/15/2038		1	502
7.25%, 11/01/2025(c)		39	32,719
7.50%, 01/15/2026(c)		103	84,518
11.50%, 01/30/2027(c)		35	35,136
Vantage Drilling International 7.50%, 11/01/2019(a) (d) (e)		111	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(c)		25	23,470
W&T Offshore, Inc. 9.75%, 11/01/2023(c)		102	101,034

			5,072,431

Other Industrial – 0.0%
Avient Corp. 5.75%, 05/15/2025(c)		32	32,451
IAA, Inc. 5.50%, 06/15/2027(c)		34	32,934
Interface, Inc. 5.50%, 12/01/2028(c)		22	19,538
KAR Auction Services, Inc. 5.125%, 06/01/2025(b) (c)		100	100,278

			185,201

Services – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(c)		31	30,762
9.75%, 07/15/2027(c)		206	193,527
ANGI Group LLC 3.875%, 08/15/2028(c)		209	174,212

	Principal Amount (000)		U.S. $ Value

Aptim Corp. 7.75%, 06/15/2025(c)	U.S. $	168	$130,024
APX Group, Inc. 5.75%, 07/15/2029(b) (c)		253	214,263
6.75%, 02/15/2027(b) (c)		35	35,305
Aramark Services, Inc. 6.375%, 05/01/2025(c)		90	92,254
Cars.com, Inc. 6.375%, 11/01/2028(c)		70	63,190
Garda World Security Corp. 6.00%, 06/01/2029(c)		182	150,383
9.50%, 11/01/2027(c)		215	209,363
Gartner, Inc. 4.50%, 07/01/2028(c)		49	47,688
Korn Ferry 4.625%, 12/15/2027(c)		63	60,480
Millennium Escrow Corp. 6.625%, 08/01/2026(c)		140	126,441
MoneyGram International, Inc. 5.375%, 08/01/2026(c)		62	62,141
Monitronics International, Inc. 9.125%, 04/01/2020(a) (d) (e)		120	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(c)		77	72,991
5.75%, 11/01/2028(b) (c)		287	255,473
Nielsen Finance LLC/Nielsen Finance Co. 5.875%, 10/01/2030(c)		59	58,188
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(c)		247	227,618
Sabre GLBL, Inc. 7.375%, 09/01/2025(c)		88	86,982
9.25%, 04/15/2025(c)		41	42,307
Service Corp. International/US 3.375%, 08/15/2030		103	90,206
TripAdvisor, Inc. 7.00%, 07/15/2025(c)		41	42,390
Verisure Midholding AB 5.25%, 02/15/2029(c)	EUR	185	167,086
Verscend Escrow Corp. 9.75%, 08/15/2026(c)	U.S. $	115	118,589
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(c)		24	23,826
ZipRecruiter, Inc. 5.00%, 01/15/2030(b) (c)		131	123,512

			2,899,201

Technology – 0.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(c)		95	81,041
Avaya, Inc. 6.125%, 09/15/2028(b) (c)		169	119,936

	Principal Amount (000)		U.S. $ Value

Boxer Parent Co., Inc. 7.125%, 10/02/2025(c)	U.S. $	7	$6,822
Cablevision Lightpath LLC 5.625%, 09/15/2028(c)		200	157,250
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(b) (c)		41	36,674
CommScope, Inc. 4.75%, 09/01/2029(c)		92	81,473
LogMeIn, Inc. 5.50%, 09/01/2027(c)		51	41,100
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(c)		208	193,084
NCR Corp. 5.125%, 04/15/2029(c)		102	97,292
5.75%, 09/01/2027(c)		40	38,815
6.125%, 09/01/2029(c)		28	26,962
Playtika Holding Corp. 4.25%, 03/15/2029(c)		90	79,855
Presidio Holdings, Inc. 4.875%, 02/01/2027(c)		12	11,738
8.25%, 02/01/2028(c)		172	168,594
Science Applications International Corp. 4.875%, 04/01/2028(c)		11	10,494
TTM Technologies, Inc. 4.00%, 03/01/2029(b) (c)		90	80,075
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(c)		316	277,878
Virtusa Corp. 7.125%, 12/15/2028(c)		66	55,609

			1,564,692

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(c)		29	27,005
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(c)		101	99,947
5.75%, 04/20/2029(c)		88	85,031
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(c)		47	46,404
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(c)		94	98,304

			356,691

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(b) (c)		45	41,151
5.75%, 07/15/2027(c)		24	23,008
5.75%, 07/15/2027(b) (c)		56	54,267

	Principal Amount (000)		U.S. $ Value

Herc Holdings, Inc. 5.50%, 07/15/2027(c)	U.S. $	50	$50,115
PROG Holdings, Inc. 6.00%, 11/15/2029(c)		90	79,808

			248,349

			28,824,147

Financial Institutions – 0.8%
Banking – 0.2%
Ally Financial, Inc.
Series B 4.70%, 05/15/2026(l)		272	230,183
Series C 4.70%, 05/15/2028(l)		19	15,295
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(c)		115	108,487
7.00%, 01/15/2026(b) (c)		53	51,828
CaixaBank SA 5.875%, 10/09/2027(c) (l)	EUR	200	209,546
Credit Suisse Group AG 6.25%, 12/18/2024(c) (l)	U.S. $	200	193,946
7.50%, 07/17/2023(c) (l)		206	203,656
Discover Financial Services Series D 6.125%, 06/23/2025(b) (l)		306	308,451
UniCredit SpA 9.25%, 06/03/2022(c) (l)	EUR	200	214,710

			1,536,102

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(c)	U.S. $	83	86,422
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(c)		91	85,051
NFP Corp. 6.875%, 08/15/2028(c)		257	223,251

			394,724

Finance – 0.2%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		112	96,499
Aircastle Ltd. 5.25%, 06/15/2026(c) (l)		97	82,450
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b) (c)		46	39,632
CNG Holdings, Inc. 12.50%, 06/15/2024(c)		93	87,025
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(c)		81	73,089

	Principal Amount (000)		U.S. $ Value

Curo Group Holdings Corp. 7.50%, 08/01/2028(c)	U.S. $	177	$129,125
Enova International, Inc. 8.50%, 09/01/2024(b) (c)		45	43,275
8.50%, 09/15/2025(c)		161	144,610
goeasy Ltd. 5.375%, 12/01/2024(c)		74	70,781
Hightower Holding LLC 6.75%, 04/15/2029(c)		270	231,379
Lincoln Financing SARL 3.625%, 04/01/2024(c)	EUR	103	109,510
Navient Corp. 4.875%, 03/15/2028(b)	U.S. $	45	39,614
5.50%, 01/25/2023		25	25,094

			1,172,083

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(c)		242	211,484
7.00%, 11/15/2025(c)		35	33,927
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(c)		192	185,276
AmWINS Group, Inc. 4.875%, 06/30/2029(c)		20	18,526
AssuredPartners, Inc. 5.625%, 01/15/2029(c)		189	164,715

			613,928

Other Finance – 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029(c)		87	75,572
Coinbase Global, Inc. 3.625%, 10/01/2031(b) (c)		99	66,896
Intrum AB 3.00%, 09/15/2027(c)	EUR	100	92,773
4.875%, 08/15/2025(c)		100	104,171

			339,412

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(c)	U.S. $	153	143,275
5.75%, 05/15/2026(c)		51	50,143
Diversified Healthcare Trust 9.75%, 06/15/2025		90	94,431
Iron Mountain, Inc. 4.875%, 09/15/2027-09/15/2029(c)		72	68,290
5.00%, 07/15/2028(c)		53	51,615
5.25%, 03/15/2028(c)		124	120,576

	Principal Amount (000)		U.S. $ Value

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(c)	U.S. $	49	$46,470

			574,800

			4,631,049

Utility – 0.0%
Electric – 0.0%
Calpine Corp. 5.125%, 03/15/2028(c)		28	26,127
NRG Energy, Inc. 6.625%, 01/15/2027		2	2,056
Vistra Corp. 7.00%, 12/15/2026(c) (l)		70	67,299
8.00%, 10/15/2026(c) (l)		78	77,512

			172,994

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(c)		79	79,000

			251,994

Total Corporates - Non-Investment Grade (cost $36,874,484)			33,707,190

	Shares

INVESTMENT COMPANIES – 3.0%
Funds and Investment Trusts – 3.0%(m)
Financial Select Sector SPDR Fund		24,086	854,331
Health Care Select Sector SPDR Fund(b)		47,609	6,295,338
iShares 10-20 Year Treasury Bond ETF		4,385	535,452
iShares Bloomberg Roll Select		6,831	443,264
iShares Global Energy ETF(b)		158,600	6,412,198
iShares Russell 2000 ETF(b)		591	109,518
iShares US Technology ETF		15,794	1,394,768
ROBO Global Robotics and Automation Index ETF(b)		5,661	287,183
SPDR S&P Aerospace & Defense ETF(b)		2,444	264,465
US Global Jets ETF(b)		8,761	179,425

Total Investment Companies (cost $16,054,053)			16,775,942

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.8%
United States – 1.8%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S. $	14	9,058

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 0.625%, 08/15/2030(n)	U.S. $	2,130	$1,786,207
1.25%, 05/31/2028(n)		4,020	3,660,084
1.625%, 08/15/2029(n) (o)		2,556	2,355,514
1.875%, 02/15/2032		678	622,461
2.375%, 05/15/2029(n)		1,524	1,476,181

Total Governments - Treasuries (cost $10,858,533)			9,909,505

CORPORATES - INVESTMENT GRADE – 1.5%
Financial Institutions – 0.9%
Banking – 0.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(c)		184	188,140
Banco Santander SA 4.175%, 03/24/2028		200	195,992
Bank of America Corp. Series Z 6.50%, 10/23/2024(b) (l)		7	7,126
Barclays Bank PLC 6.86%, 06/15/2032(c) (l)		35	42,837
Citigroup, Inc. 3.875%, 02/18/2026(l)		50	44,481
5.95%, 01/30/2023(l)		365	363,598
Series V 4.70%, 01/30/2025(l)		47	41,881
Series Y 4.15%, 11/15/2026(l)		65	57,539
Credit Agricole SA 8.125%, 12/23/2025(c) (l)		400	431,332
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		31	31,147
Goldman Sachs Group, Inc. (The)
Series O 5.30%, 11/10/2026(l)		23	22,179
Series P 5.00%, 11/10/2022(b) (l)		185	172,361
HSBC Holdings PLC 6.00%, 09/29/2023(c) (l)	EUR	300	329,311
Truist Financial Corp.
Series P 4.95%, 09/01/2025(b) (l)	U.S. $	211	211,736
Series Q 5.10%, 03/01/2030(l)		56	54,070
UBS Group AG 7.00%, 02/19/2025(c) (l)		400	414,340

			2,608,070

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)	U.S. $	119	$120,783

Finance – 0.1%
Aircastle Ltd. 2.85%, 01/26/2028(c)		15	12,996
4.125%, 05/01/2024		14	13,848
4.25%, 06/15/2026		2	1,907
5.00%, 04/01/2023		3	3,038
5.25%, 08/11/2025(c)		200	199,626
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		4	3,582
3.50%, 11/01/2027(c)		25	22,916
4.125%, 08/01/2025(c)		39	38,057
4.875%, 10/01/2025(c)		30	29,847
5.50%, 12/15/2024(c)		67	68,239
Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(c)		200	200,250

			594,306

Insurance – 0.2%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(b) (c)		271	334,282
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		254	282,567
MetLife, Inc. 6.40%, 12/15/2036		47	48,798
Prudential Financial, Inc. 5.20%, 03/15/2044(b)		44	42,761
5.625%, 06/15/2043		126	124,837

			833,245

REITs – 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		20	20,217
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		33	32,708
5.25%, 08/01/2026		96	97,171
Trust Fibra Uno 4.869%, 01/15/2030(c)		200	179,600
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(c)		90	90,984
5.75%, 02/01/2027(c)		108	107,837

			528,517

			4,684,921

Industrial – 0.6%
Basic – 0.1%
ArcelorMittal SA 6.75%, 03/01/2041		54	57,507

	Principal Amount (000)		U.S. $ Value

Arconic Corp. 6.00%, 05/15/2025(c)	U.S. $	54	$55,382
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		200	186,166
CF Industries, Inc. 4.95%, 06/01/2043		3	2,905
GUSAP III LP 4.25%, 01/21/2030(c)		200	191,350
Industrias Penoles SAB de CV 5.65%, 09/12/2049(c)		201	189,983

			683,293

Capital Goods – 0.0%
General Electric Co. Series D 4.156% (LIBOR 3 Month + 3.33%), 09/15/2022(l) (p)		122	111,587

Communications - Media – 0.1%
Magallanes, Inc. 3.755%, 03/15/2027(c)		63	61,162
4.054%, 03/15/2029(c)		15	14,373
4.279%, 03/15/2032(c)		87	81,219
Netflix, Inc. 5.875%, 11/15/2028		168	174,634

			331,388

Communications - Telecommunications – 0.0%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		55	54,863

Consumer Cyclical - Automotive – 0.0%
General Motors Co. 6.25%, 10/02/2043		185	189,614
Lear Corp. 4.25%, 05/15/2029		24	23,035

			212,649

Consumer Cyclical - Other – 0.0%
MDC Holdings, Inc. 6.00%, 01/15/2043		195	177,428
Toll Brothers Finance Corp. 4.875%, 03/15/2027		27	26,994

			204,422

Consumer Cyclical - Retailers – 0.0%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(b) (c)		24	21,984
6.125%, 03/15/2032(c)		21	18,925

			40,909

Consumer Non-Cyclical – 0.0%
Newell Brands, Inc. 4.10%, 04/01/2023		4	4,025

	Principal Amount (000)			U.S. $ Value

Energy – 0.2%
Cenovus Energy, Inc. 5.375%, 07/15/2025	U.S. $	35		$36,580
6.75%, 11/15/2039		4		3,994
Continental Resources, Inc./OK 5.75%, 01/15/2031(c)		82		84,361
Ecopetrol SA 4.625%, 11/02/2031		46		39,560
5.875%, 11/02/2051		39		30,584
6.875%, 04/29/2030		93		93,698
Energy Transfer LP 4.40%, 03/15/2027		136		135,051
4.95%, 05/15/2028		26		26,166
6.125%, 12/15/2045		135		135,823
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		37		37,332
QEP Resources, Inc. 5.375%, 10/01/2022		0	**	493
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		135		123,158
Western Midstream Operating LP 3.95%, 06/01/2025		24		23,724
4.50%, 03/01/2028		56		55,227
4.55%, 02/01/2030(b)		48		45,968
4.75%, 08/15/2028		29		28,804
5.45%, 04/01/2044		19		17,558

				918,081

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(c)		11		11,521

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025(b)		250		244,595
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		59		58,401
Microchip Technology, Inc. 4.25%, 09/01/2025		58		58,122
Nokia Oyj 6.625%, 05/15/2039		34		35,918
Western Digital Corp. 4.75%, 02/15/2026		10		9,999

				407,035

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		57		61,096
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(c)		67		67,108

	Principal Amount (000)		U.S. $ Value

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(c)	U.S. $	354	$359,406

			487,610

			3,467,383

Utility – 0.0%
Electric – 0.0%
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(c)		200	204,900

Total Corporates - Investment Grade (cost $8,579,245)			8,357,204

EMERGING MARKETS - SOVEREIGNS – 1.3%
Angola – 0.1%
Angolan Government International Bond 9.375%, 05/08/2048(c)		200	179,250
9.50%, 11/12/2025(c)		386	401,922

			581,172

Argentina – 0.1%
Argentine Republic Government International Bond 0.50%, 07/09/2030		307	89,660
1.125%, 07/09/2035		911	247,829
2.50%, 07/09/2041		52	16,719
1.00%, 07/09/2029		96	28,309

			382,517

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(c)		200	208,037
6.75%, 09/20/2029(c)		200	201,850
7.375%, 05/14/2030(c)		200	208,350

			618,237

Brazil – 0.1%
Brazilian Government International Bond 3.875%, 06/12/2030		260	232,180

Costa Rica – 0.0%
Costa Rica Government International Bond 6.125%, 02/19/2031(c)		200	194,475

Dominican Republic – 0.1%
Dominican Republic International Bond 8.625%, 04/20/2027(c)		425	454,750
4.50%, 01/30/2030(c)		300	262,744

			717,494

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.1%
Ecuador Government International Bond 1.00%, 07/31/2035(c)	U.S. $	436	$278,354
5.00%, 07/31/2030(c)		166	137,609
0.50%, 07/31/2040(c)		200	108,907
Zero Coupon, 07/31/2030(c)		48	26,269

			551,139

Egypt – 0.1%
Egypt Government International Bond 7.053%, 01/15/2032(c)		200	157,000
8.70%, 03/01/2049(c)		239	175,068

			332,068

El Salvador – 0.0%
El Salvador Government International Bond 5.875%, 01/30/2025(c)		9	3,830
7.625%, 02/01/2041(c)		334	129,592

			133,422

Gabon – 0.0%
Gabon Government International Bond 6.625%, 02/06/2031(c)		200	169,475

Ghana – 0.1%
Ghana Government International Bond 10.75%, 10/14/2030(c)		248	225,060
8.125%, 03/26/2032(c)		232	123,540

			348,600

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.125%, 06/15/2033(c)		258	229,669
4.875%, 01/30/2032(c)	EUR	170	151,056
5.875%, 10/17/2031(c)		135	127,882
5.125%, 06/15/2025(c)		152	162,088

			670,695

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(c)	U.S. $	275	244,062
6.875%, 06/24/2024(c)		200	186,250

			430,312

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(a) (c) (k)		189	16,514
6.65%, 04/22/2024(a) (c) (k)		45	3,932
6.85%, 03/23/2027(a) (c) (k)		46	3,904

			24,350

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(c)	U.S. $	467	$397,150
6.50%, 11/28/2027(c)		200	169,500

			566,650

Oman – 0.0%
Oman Government International Bond 6.25%, 01/25/2031(c)		213	218,858

Pakistan – 0.0%
Pakistan Government International Bond 6.00%, 04/08/2026(c)		200	148,022

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(c)		365	316,638

South Africa – 0.1%
Republic of South Africa Government International Bond 5.875%, 09/16/2025		300	309,337
5.75%, 09/30/2049		247	198,835

			508,172

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2023-09/01/2027(c)		573	228,160

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a)		815	69,275

Total Emerging Markets - Sovereigns (cost $9,520,584)			7,441,911

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.8%
Basic – 0.3%
Braskem Idesa SAPI 7.45%, 11/15/2029(b) (c)		200	187,850
CSN Inova Ventures 6.75%, 01/28/2028(c)		219	213,799
Eldorado Gold Corp. 6.25%, 09/01/2029(b) (c)		46	41,035
First Quantum Minerals Ltd. 7.25%, 04/01/2023(c)		212	211,787
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(b) (c)		250	250,000
Stillwater Mining Co. 4.50%, 11/16/2029(c)		200	171,500

	Principal Amount (000)		U.S. $ Value

Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)	U.S. $	201	$203,739
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		71	64,503

			1,344,213

Capital Goods – 0.1%
Cemex SAB de CV 5.125%, 06/08/2026(c) (l)		200	183,362
7.375%, 06/05/2027(c)		300	310,050
Embraer Netherlands Finance BV 5.40%, 02/01/2027		90	88,762
6.95%, 01/17/2028(c)		200	204,920
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		127	508

			787,602

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(c)		200	189,458
Digicel Group Holdings Ltd. 7.00%, 06/16/2022(g) (i) (l)		9	5,038
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(i)		167	161,003

			355,499

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(c)		200	145,500
Wynn Macau Ltd. 5.50%, 10/01/2027(c)		214	164,780

			310,280

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (g) (i)		40	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (g) (i)		25	0

			0

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		210	196,612
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(c)		13	12,369
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		200	184,040
5.125%, 05/09/2029(b)		200	181,490
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(a) (e) (g) (i) (k)		5	1
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (a) (d) (e) (g) (h)		434	43

			574,555

	Principal Amount (000)		U.S. $ Value

Energy – 0.1%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(c)	U.S. $	270	$254,947
Leviathan Bond Ltd. 5.75%, 06/30/2023(c)		18	17,919
6.50%, 06/30/2027(c)		109	107,712
Peru LNG Srl 5.375%, 03/22/2030(c)		217	190,418

			570,996

Technology – 0.0%
CA Magnum Holdings 5.375%, 10/31/2026(b) (c)		200	183,625

			4,126,770

Utility – 0.0%
Electric – 0.0%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	212,162
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		12	11,810

			223,972

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (i)		112	3,576

REITs – 0.0%
Scenery Journey Ltd. 12.00%, 10/24/2023(a) (c) (k)		200	20,538

			24,114

Total Emerging Markets - Corporate Bonds (cost $4,881,257)			4,374,856

BANK LOANS – 0.8%
Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 5.203% (LIBOR 3 Month + 4.50%), 12/11/2028(q)		20	19,601

Insurance – 0.1%
Hub International Limited 4.348% (LIBOR 3 Month + 3.25%), 04/25/2025(q)		122	117,640

	Principal Amount (000)			U.S. $ Value

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.810% (LIBOR 1 Month + 3.75%), 09/03/2026(q)	U.S. $	145		$140,288

				257,928

				277,529

Industrial – 0.7%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(q)		182		145,825
Chariot Buyer LLC 4.506% (LIBOR 3 Month + 3.50%), 11/03/2028(q)		20		18,723
Granite US Holdings Corporation 5.063% (LIBOR 3 Month + 4.00%), 09/30/2026(d) (q)		162		156,714

				321,262

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 5.560% (LIBOR 1 Month + 4.50%), 10/28/2027 (q)		148		137,349
Clear Channel Outdoor Holdings, Inc. 4.560% (LIBOR 1 Month + 3.50%), 08/21/2026(q)		0	**	81
4.739% (LIBOR 3 Month + 3.50%), 08/21/2026(q)		34		31,288
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 4.060% (LIBOR 1 Month + 3.00%), 05/01/2026(q)		35		33,956
Univision Communications, Inc. 3.810% (LIBOR 1 Month + 2.75%), 03/15/2024(q)		95		94,043

				296,717

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 5.550% (LIBOR 1 Month + 4.75%), 04/27/2027(d) (q)		128		124,373
Intrado Corporation 5.060% (LIBOR 1 Month + 4.00%), 10/10/2024(q)		127		113,092
Proofpoint, Inc. 7.825% (LIBOR 3 Month + 6.25%), 08/31/2029(q)		230		224,537

	Principal Amount (000)		U.S. $ Value

Zacapa SARL 4.766% (SOFR 3 Month + 3.25%), 03/22/2029(q)	U.S. $	197	$190,291

			652,293

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 4.310% (LIBOR 1 Month + 3.25%), 04/30/2026(q)		51	48,629

Consumer Cyclical - Other – 0.0%
Caesars Resort Collection, LLC 3.810% (LIBOR 1 Month + 2.75%), 12/23/2024(q)		180	176,000

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 4.810% (LIBOR 1 Month + 3.75%), 03/06/2028(q)		51	48,543
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(q)		199	186,044
Restoration Hardware, Inc. 4.134% (SOFR 3 Month + 3.25%), 10/20/2028(q)		60	55,750

			290,337

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings, Inc. 4.514% (LIBOR 1 Month + 3.75%), 12/22/2026(q)		79	72,725
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.810% (LIBOR 1 Month + 3.75%), 11/16/2025(q)		96	92,075
Padagis LLC 5.719% (LIBOR 3 Month + 4.75%), 07/06/2028(d) (q)		47	45,353
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.256% (LIBOR 3 Month + 5.25%), 12/15/2027(q)		168	158,121

			368,274

Energy – 0.0%
CITGO Petroleum Corporation 7.250% (LIBOR 1 Month + 6.25%), 03/28/2024(q)		54	53,209
GIP II Blue Holding, L.P. 5.506% (LIBOR 3 Month + 4.50%), 09/29/2028(q)		122	118,933

	Principal Amount (000)		U.S. $ Value

Parkway Generation, LLC 5.810% (LIBOR 1 Month + 4.75%), 02/18/2029(q)	U.S. $	80	$76,934

			249,076

Other Industrial – 0.0%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(q)		189	179,847
Dealer Tire, LLC 5.310% (LIBOR 1 Month + 4.25%), 12/12/2025(q)		39	38,090
Rockwood Service Corporation 5.310% (LIBOR 1 Month + 4.25%), 01/23/2027(d) (q)		9	8,981

			226,918

Services – 0.1%
Amentum Government Services Holdings LLC 4.560% (LIBOR 1 Month + 3.50%), 01/29/2027(q)		39	37,875
Team Health Holdings, Inc. 3.810% (LIBOR 1 Month + 2.75%), 02/06/2024(q)		194	174,186
Verscend Holding Corp. 5.060% (LIBOR 1 Month + 4.00%), 08/27/2025(q)		88	85,796

			297,857

Technology – 0.1%
Ascend Learning, LLC 6.810% (LIBOR 1 Month + 5.75%), 12/10/2029(q)		60	56,900
Banff Guarantor, Inc. 6.560% (LIBOR 1 Month + 5.50%), 02/27/2026(q)		40	38,358
Boxer Parent Company, Inc. 4.810% (LIBOR 1 Month + 3.75%), 10/02/2025(q)		163	156,333
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(d) (q)		176	165,820
Loyalty Ventures, Inc. 5.560% (LIBOR 1 Month + 4.50%), 11/03/2027(q)		153	142,321
MedAssets Software Intermediate Holdings, Inc. 7.250% (LIBOR 6 Month + 6.75%), 12/17/2029		40	37,688
Peraton Corp. 4.810% (LIBOR 1 Month + 3.75%), 02/01/2028(q)		64	62,389

	Principal Amount (000)		U.S. $ Value

Presidio Holdings, Inc. 4.560% (LIBOR 1 Month + 3.50%), 01/22/2027(q)	U.S. $	2	$1,947
4.740% (LIBOR 3 Month + 3.50%), 01/22/2027(q)		40	39,200
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(q)		221	190,096

			891,052

			3,818,415

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 4.756% (LIBOR 3 Month + 3.75%), 11/09/2026(q)		34	31,041
4.810% (LIBOR 1 Month + 3.75%), 11/09/2026(q)		169	155,823

			186,864

Total Bank Loans (cost $4,505,026)			4,282,808

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Risk Share Floating Rate – 0.7%
Bellemeade Re Ltd. Series 2018-3A, Class M2 3.756% (LIBOR 1 Month + 2.75%), 10/25/2028(c) (p)		150	147,137
Series 2019-3A, Class M1C 2.956% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (p)		164	160,646
Eagle Re Ltd. Series 2018-1, Class M2 4.006% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (p)		150	148,744
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class B 9.806% (LIBOR 1 Month + 8.80%), 03/25/2028(p)		790	796,909
Series 2016-HQA3, Class M3 4.856% (LIBOR 1 Month + 3.85%), 03/25/2029(p)		257	260,864
Series 2016-HQA4, Class M3 4.906% (LIBOR 1 Month + 3.90%), 04/25/2029(p)		281	285,738
Series 2019-DNA3, Class M2 3.056% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (p)		12	12,017
Series 2020-DNA1, Class M2 2.706% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (p)		89	88,036

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 5.006% (LIBOR 1 Month + 4.00%), 05/25/2025(p)	U.S. $	58	$57,744
Series 2015-C03, Class 1M2 6.006% (LIBOR 1 Month + 5.00%), 07/25/2025(p)		3	2,979
Series 2015-C04, Class 2M2 6.556% (LIBOR 1 Month + 5.55%), 04/25/2028(p)		135	139,710
Series 2016-C01, Class 2M2 7.956% (LIBOR 1 Month + 6.95%), 08/25/2028(p)		69	72,565
Series 2016-C04, Class 1B 11.256% (LIBOR 1 Month + 10.25%), 01/25/2029(p)		197	204,055
Series 2016-C05, Class 2M2 5.456% (LIBOR 1 Month + 4.45%), 01/25/2029(p)		183	188,822
Series 2016-C07, Class 2M2 5.356% (LIBOR 1 Month + 4.35%), 05/25/2029(p)		228	234,503
Series 2017-C01, Class 1B1 6.756% (LIBOR 1 Month + 5.75%), 07/25/2029(p)		27	28,831
Series 2017-C03, Class 1B1 5.856% (LIBOR 1 Month + 4.85%), 10/25/2029(p)		27	28,160
Series 2017-C05, Class 1B1 4.606% (LIBOR 1 Month + 3.60%), 01/25/2030(p)		27	27,463
Series 2017-C06, Class 1B1 5.156% (LIBOR 1 Month + 4.15%), 02/25/2030(p)		143	147,255
Series 2018-C01, Class 1B1 4.556% (LIBOR 1 Month + 3.55%), 07/25/2030(p)		107	105,614
Series 2018-R07, Class 1B1 5.356% (LIBOR 1 Month + 4.35%), 04/25/2031(c) (p)		51	51,160
Home Re Ltd. Series 2018-1, Class M2 4.006% (LIBOR 1 Month + 3.00%), 10/25/2028(c) (p)		235	232,799
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.906% (LIBOR 1 Month + 2.90%), 11/26/2029(c) (p)		49	48,673

	Principal Amount (000)		U.S. $ Value

Traingle Re Ltd. Series 2020-1, Class M2 6.606% (LIBOR 1 Month + 5.60%), 10/25/2030(c) (p)	U.S. $	150	$151,526

			3,621,950

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 1.208%, 05/28/2035		90	82,042

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		9	5,722
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		9	4,632

			10,354

Total Collateralized Mortgage Obligations (cost $3,770,325)			3,714,346

COLLATERALIZED LOAN OBLIGATIONS – 0.5%
CLO - Floating Rate – 0.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (p)		270	252,393
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 7.344% (LIBOR 3 Month + 6.30%), 07/18/2030(c) (p)		250	226,983
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (p)		250	234,015
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304%, 04/20/2035(c)		250	222,171
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 7.063% (LIBOR 3 Month + 6.00%), 01/20/2034(c) (p)		150	134,537
Elmwood CLO XII Ltd. Series 2021-5A, Class E 7.413% (LIBOR 3 Month + 6.35%), 01/20/2035(c) (p)		250	227,314
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.284% (LIBOR 3 Month + 3.10%), 01/24/2033(c) (p)		263	236,793

	Principal Amount (000)		U.S. $ Value

Rad CLO 11 Ltd. Series 2021-11A, Class E 7.294% (LIBOR 3 Month + 6.25%), 04/15/2034(c) (p)	U.S. $	250	$227,477
Regatta XIX Funding Ltd. Series 2022-1A, Class E 7.959%, (LIBOR 3 Month + 6.88%), 04/20/2035(c)		250	218,344
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 3.894% (LIBOR 3 Month + 2.85%), 10/15/2029(c) (p)		306	280,238
Trimaran Cavu Ltd. Series 2019-1A, Class E 8.103% (LIBOR 3 Month + 7.04%), 07/20/2032(c) (p)		250	223,270
Voya CLO Ltd. Series 2019-1A, Class DR 3.894% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (p)		109	97,215

Total Collateralized Loan Obligations (cost $2,840,114)			2,580,750

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031		301	250,161
6.49%, 01/23/2027		51	48,715
6.50%, 01/23/2029(b)		41	37,064
6.75%, 09/21/2047		182	130,439
6.95%, 01/28/2060		31	22,243

			488,622

Oman – 0.0%
Lamar Funding Ltd. 3.958%, 05/07/2025(c)		206	196,769

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(g)		324	111,780

United Arab Emirates – 0.1%
DP World Crescent Ltd. 3.875%, 07/18/2029(c)		220	208,340

Total Quasi-Sovereigns (cost $1,227,060)			1,005,511

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.0%
Colombia Government International Bond 5.625%, 02/26/2044		200	167,725

	Principal Amount (000)		U.S. $ Value

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	U.S. $	200	$201,300

Total Governments - Sovereign Bonds (cost $385,920)			369,025

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Energy Technology 0.00%(a) (d) (e)		117	90,090

Energy Equipment & Services – 0.0%
Gulfport Energy Corp. 10.00%(d) (i) (l)		9	61,200
Gulfport Energy Operating Corp. 0.00%(d) (e)		1	6,800

			68,000

Industrial Conglomerates – 0.0%
WESCO International, Inc. Series A 10.625%		3,350	94,034

			252,124

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190	23,741

Total Preferred Stocks (cost $193,828)			275,865

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Floating Rate CMBS – 0.0%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.946% (LIBOR 1 Month + 3.02%), 12/19/2030(c) (p)	U.S. $	100	93,992
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 5.875% (LIBOR 1 Month + 4.75%), 05/15/2036(c) (p)		39	28,891

			122,883

Non-Agency Fixed Rate CMBS – 0.0%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.482%, 07/10/2047(c)		35	33,439

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust Series 2014-GC18, Class D 5.057%, 01/10/2047(c)	U.S. $	28	$11,523
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.886%, 01/15/2047(c)		71	67,800

			112,762

Total Commercial Mortgage-Backed Securities (cost $259,538)			235,645

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/2022(a) (d) (e)		1,913	39,009

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)		8	0
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)		6	0
Battalion Oil Corp., expiring 10/08/2022(a) (b) (d) (e)		10	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(a)		4,816	434
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(a)		2,024	283

			717

Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(a)		4,686	703

Diversified – 0.0%
Special Purpose Acquisition Company – 0.0%
Carlson Travel, Inc., A-CW26, expiring 11/19/2026(a) (d) (e)		1,052	19
Carlson Travel, Inc., B-CW28, expiring 11/19/2028(a) (d) (e)		1,108	22

			41

Total Warrants (cost $15,546)			40,470

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212(d) (cost $352,944)	U.S. $	23,770	23,675

	Principal Amount (000)			U.S. $ Value

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(c) (cost $20,196)	U.S. $	20		$20,072

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $89)		0	**	87

	Shares

SHORT-TERM INVESTMENTS – 13.3%
Investment Companies – 12.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.71%(m) (r) (s) (cost $71,518,538)		71,518,538		71,518,538

	Principal Amount (000)

U.S. Treasury Bills – 0.4%
United States – 0.4%
U.S. Treasury Bill (cost $2,477,933)	U.S. $	2,479		2,477,580

Total Investments Before Security Lending Collateral for Securities Loaned – 97.8% (cost $527,768,664)				544,160,335

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.71%(m) (r) (s) (cost $14,717,682)		14,717,682		14,717,682

Total Investments – 100.5% (cost $542,486,346)(t)				558,878,017
Other assets less liabilities – (0.5)%				(2,547,677)

Net Assets – 100.0%				$556,330,340

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	124	June 2022	$10,876,001	$(866,662)
10 Yr Canadian Bond Futures	171	September 2022	17,170,977	(110,619)
Euro Buxl 30 Yr Bond Futures	62	June 2022	10,796,048	(2,555,972)
Euro STOXX 50 Index Futures	99	June 2022	4,021,690	53,318
Euro-BOBL Futures	47	June 2022	6,382,287	(333,408)
Euro-Bund Futures	90	June 2022	14,644,617	(1,372,219)
Euro-Schatz Futures	60	June 2022	7,093,159	(113,784)
FTSE 100 Index Futures	3	June 2022	286,754	2,844
FTSE KLCI Futures	43	June 2022	765,525	7,843
FTSE Taiwan Index Futures	28	June 2022	1,624,000	63,797
FTSE/JSE Top 40 Futures	32	June 2022	1,340,262	79,745
Hang Seng Index Futures	31	June 2022	4,225,800	296,207
Japan 10 Yr Bond (OSE) Futures	27	June 2022	31,386,569	(221,717)
Long Gilt Futures	315	September 2022	46,032,135	(905,068)
MSCI Emerging Markets Futures	268	June 2022	14,248,220	6,819
Russell 2000 E-Mini Futures	3	June 2022	279,285	(10,111)
S&P 500 E-Mini Futures	5	June 2022	1,032,813	23,009
S&P Mid 400 E Mini Futures	28	June 2022	7,036,960	(200,113)
S&P TSX 60 Index Futures	11	June 2022	2,180,259	63,944
SET 50 Futures	197	June 2022	1,149,071	24,314
SGX Nifty 50 Futures	120	June 2022	3,974,400	87,776
SPI 200 Futures	11	June 2022	1,423,315	2,840
TOPIX Index Futures	13	June 2022	1,927,759	148,799
U.S. Long Bond (CBT) Futures	2	September 2022	278,875	(2,878)
U.S. T-Note 2 Yr (CBT) Futures	93	September 2022	19,632,445	45,659
U.S. T-Note 5 Yr (CBT) Futures	200	September 2022	22,590,625	16,408
U.S. T-Note 10 Yr (CBT) Futures	398	September 2022	47,542,344	(281,002)
U.S. Ultra Bond (CBT) Futures	240	September 2022	37,380,000	(798,105)
WIG 20 Index Futures	247	June 2022	2,138,343	(84,809)
Sold Contracts
10 Yr Canadian Bond Futures	30	September 2022	3,012,452	29,834
E-Mini Russell 1000 Futures	72	June 2022	8,168,760	22,527
Euro STOXX 50 Index Futures	139	June 2022	5,646,615	(138,889)
Euro-Bund Futures	6	June 2022	976,308	94,176
FTSE 100 Index Futures	20	June 2022	1,911,697	(40,227)
FTSE China A50 Futures	115	June 2022	1,558,940	(55,970)
Long Gilt Futures	11	September 2022	1,607,471	32,146
MEX BOLSA Index Futures	25	June 2022	657,859	(8,574)
MSCI Emerging Markets Futures	2	June 2022	106,330	(262)
MSCI Singapore IX ETS Futures	194	June 2022	4,252,268	(85,884)
OMXS30 Index Futures	10	June 2022	209,247	(3,457)
S&P 500 E-Mini Futures	283	June 2022	58,457,188	570,864
S&P TSX 60 Index Futures	5	June 2022	991,027	(20,550)
SPI 200 Futures	25	June 2022	3,234,807	(31,047)
TOPIX Index Futures	21	June 2022	3,114,072	(29,342)
U.S. 10 Yr Ultra Futures	7	September 2022	899,391	6,295
U.S. T-Note 2 Yr (CBT) Futures	65	September 2022	13,721,602	(10,041)
U.S. T-Note 5 Yr (CBT) Futures	85	September 2022	9,601,016	(437)
U.S. T-Note 10 Yr (CBT) Futures	272	September 2022	32,491,250	197,070
U.S. Ultra Bond (CBT) Futures	100	September 2022	15,575,000	332,696

				$(6,072,217)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,943	HUF	704,079	07/07/2022	$(47,073)
Bank of America, NA	USD	2,420	PLN	10,823	07/07/2022	103,380
Bank of America, NA	CZK	28,196	USD	1,197	07/14/2022	(21,564)
Bank of America, NA	USD	889	JPY	113,811	07/15/2022	(3,667)
Bank of America, NA	USD	567	KRW	719,060	07/27/2022	11,246
Bank of America, NA	USD	312	PHP	16,425	07/28/2022	(862)
Barclays Bank PLC	BRL	19,363	USD	4,095	06/02/2022	20,376
Barclays Bank PLC	USD	3,852	BRL	19,363	06/02/2022	222,473
Barclays Bank PLC	EUR	3,883	USD	4,048	06/15/2022	(123,077)
Barclays Bank PLC	NOK	6,908	USD	699	06/15/2022	(37,719)
Barclays Bank PLC	USD	1,445	AUD	2,032	06/15/2022	13,870
Barclays Bank PLC	MYR	52,650	USD	12,447	06/16/2022	422,217
Barclays Bank PLC	USD	1,104	MYR	4,838	06/16/2022	636
Barclays Bank PLC	USD	15,544	MYR	65,570	06/16/2022	(568,778)
Barclays Bank PLC	USD	843	ZAR	13,493	06/23/2022	17,131
Barclays Bank PLC	BRL	2,710	USD	557	07/05/2022	(8,224)
Barclays Bank PLC	HUF	190,626	USD	519	07/07/2022	5,985
Barclays Bank PLC	INR	83,581	USD	1,088	07/07/2022	15,689
Barclays Bank PLC	CNH	7,747	USD	1,146	07/21/2022	(12,405)
Barclays Bank PLC	USD	1,366	KRW	1,728,640	07/27/2022	25,065
Barclays Bank PLC	IDR	19,100,323	USD	1,312	07/28/2022	78
Barclays Bank PLC	IDR	7,127,823	USD	484	07/28/2022	(5,556)
Barclays Bank PLC	USD	3,448	IDR	50,247,414	07/28/2022	3,717
Barclays Bank PLC	USD	6,825	IDR	99,083,357	07/28/2022	(19,641)
BNP Paribas SA	USD	9	COP	35,158	07/15/2022	686
BNP Paribas SA	USD	1,248	MXN	25,258	07/20/2022	23,230
BNP Paribas SA	IDR	8,233,864	USD	559	07/28/2022	(6,321)
BNP Paribas SA	USD	693	EUR	645	07/28/2022	1,958
BNP Paribas SA	USD	312	PHP	16,425	07/28/2022	(832)
Credit Suisse International	CHF	1,988	USD	2,080	06/15/2022	6,099
Credit Suisse International	EUR	1,228	USD	1,318	06/15/2022	(1,394)
Credit Suisse International	GBP	3,188	USD	3,991	06/15/2022	(26,076)
Credit Suisse International	NZD	1,242	USD	803	06/15/2022	(6,114)
Credit Suisse International	USD	816	AUD	1,140	06/15/2022	2,223
Credit Suisse International	USD	2,245	JPY	285,001	06/15/2022	(30,609)
Credit Suisse International	USD	1,305	NOK	12,514	06/15/2022	30,261
Credit Suisse International	USD	1,420	SEK	14,008	06/15/2022	14,785
Credit Suisse International	USD	2,051	ZAR	32,460	06/23/2022	18,275
Deutsche Bank AG	CHF	3,762	USD	3,750	06/15/2022	(174,753)
Deutsche Bank AG	GBP	485	USD	593	06/15/2022	(18,286)
Deutsche Bank AG	USD	1,166	AUD	1,698	06/15/2022	52,813
Deutsche Bank AG	USD	1,307	CAD	1,686	06/15/2022	26,386
Deutsche Bank AG	ZAR	26,038	USD	1,681	06/23/2022	20,488
Deutsche Bank AG	USD	726	HUF	268,043	07/07/2022	(4,291)
Deutsche Bank AG	TWD	72,743	USD	2,466	07/27/2022	(53,118)
Deutsche Bank AG	EUR	5,895	USD	6,230	07/28/2022	(116,967)
Deutsche Bank AG	PHP	65,773	USD	1,244	07/28/2022	(3,742)
Deutsche Bank AG	USD	5,457	PHP	288,927	07/28/2022	24,439
Deutsche Bank AG	USD	648	PHP	33,994	07/28/2022	(2,721)
Goldman Sachs Bank USA	CAD	1,686	USD	1,314	06/15/2022	(19,145)
Goldman Sachs Bank USA	GBP	1,462	USD	1,846	06/15/2022	3,964
Goldman Sachs Bank USA	USD	564	CAD	719	06/15/2022	4,271
Goldman Sachs Bank USA	USD	1,007	EUR	938	06/15/2022	842
Goldman Sachs Bank USA	USD	1,075	JPY	136,471	06/15/2022	(14,541)
Goldman Sachs Bank USA	USD	834	NZD	1,276	06/15/2022	(2,764)
Goldman Sachs Bank USA	MYR	49,603	USD	11,678	06/16/2022	349,239
Goldman Sachs Bank USA	USD	12,737	MYR	53,926	06/16/2022	(420,517)
Goldman Sachs Bank USA	ZAR	10,032	USD	625	06/23/2022	(14,596)
Goldman Sachs Bank USA	CZK	16,579	USD	705	07/14/2022	(11,527)
Goldman Sachs Bank USA	JPY	114,991	USD	907	07/15/2022	11,854
HSBC Bank USA	USD	672	GBP	516	06/09/2022	(21,704)
HSBC Bank USA	NOK	5,606	USD	573	06/15/2022	(25,662)
HSBC Bank USA	USD	698	JPY	90,111	06/15/2022	1,973
HSBC Bank USA	USD	683	SEK	6,865	06/15/2022	20,612

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	TWD	38,623	USD	1,330	07/27/2022	$(7,235)
JPMorgan Chase Bank, NA	BRL	19,363	USD	4,000	06/02/2022	(74,028)
JPMorgan Chase Bank, NA	USD	4,095	BRL	19,363	06/02/2022	(20,376)
JPMorgan Chase Bank, NA	CHF	1,757	USD	1,808	06/15/2022	(24,769)
JPMorgan Chase Bank, NA	GBP	615	USD	754	06/15/2022	(20,456)
JPMorgan Chase Bank, NA	USD	808	AUD	1,145	06/15/2022	13,956
JPMorgan Chase Bank, NA	USD	1,156	EUR	1,091	06/15/2022	16,478
JPMorgan Chase Bank, NA	USD	3,964	BRL	19,363	07/05/2022	73,912
JPMorgan Chase Bank, NA	INR	105,745	USD	1,357	07/07/2022	317
Morgan Stanley Capital Services, Inc.	MYR	11,357	USD	2,675	06/16/2022	81,560
Morgan Stanley Capital Services, Inc.	USD	1,045	MYR	4,413	06/16/2022	(37,182)
Morgan Stanley Capital Services, Inc.	PEN	33	USD	9	07/15/2022	(93)
Morgan Stanley Capital Services, Inc.	CNH	26,878	USD	3,931	07/21/2022	(88,852)
Standard Chartered Bank	USD	1,448	NZD	2,304	06/15/2022	52,703
Standard Chartered Bank	ZAR	33,080	USD	2,194	06/23/2022	84,539
Standard Chartered Bank	IDR	44,720,119	USD	3,109	07/28/2022	37,558
State Street Bank & Trust Co.	GBP	695	USD	915	06/09/2022	38,761
State Street Bank & Trust Co.	GBP	227	USD	279	06/09/2022	(7,061)
State Street Bank & Trust Co.	USD	251	GBP	191	06/09/2022	(10,629)
State Street Bank & Trust Co.	CAD	1	USD	1	06/15/2022	(9)
State Street Bank & Trust Co.	USD	8	AUD	11	06/15/2022	253
State Street Bank & Trust Co.	USD	1	CAD	1	06/15/2022	5
State Street Bank & Trust Co.	USD	296	NOK	2,838	06/15/2022	6,914
State Street Bank & Trust Co.	THB	217,347	USD	6,494	06/16/2022	140,701
State Street Bank & Trust Co.	USD	4,356	THB	146,623	06/16/2022	(70,252)
State Street Bank & Trust Co.	SEK	2,248	USD	230	06/17/2022	15
State Street Bank & Trust Co.	SEK	24,962	USD	2,490	06/17/2022	(67,179)
State Street Bank & Trust Co.	USD	715	JPY	90,644	07/15/2022	(9,528)
State Street Bank & Trust Co.	AUD	1,649	USD	1,173	07/21/2022	(10,909)
State Street Bank & Trust Co.	CAD	111	USD	89	07/21/2022	991
State Street Bank & Trust Co.	CAD	275	USD	214	07/21/2022	(3,096)
State Street Bank & Trust Co.	USD	464	AUD	648	07/21/2022	1,147
State Street Bank & Trust Co.	USD	305	CAD	396	07/21/2022	8,000
State Street Bank & Trust Co.	USD	319	CAD	399	07/21/2022	(3,702)
UBS AG	USD	375	CLP	318,916	07/15/2022	9,525
UBS AG	CAD	3,896	USD	3,116	07/21/2022	36,110
UBS AG	KRW	10,422,990	USD	8,362	07/27/2022	(27,078)

						$(226,974)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,050	05/17/2024	1 Day SOFR	2.624%	Annual	$2,814	$—	$2,814
USD	290	05/27/2024	1 Day SOFR	2.508%	Annual	(422)	—	(422)
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	47,418	—	47,418
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	162,747	—	162,747
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	174,204	—	174,204
CHF	1,570	09/21/2031	1 Day SARON	(0.192)%	Annual	(218,206)	(25,034)	(193,172)
SEK	5,300	10/04/2031	3 Month STIBOR	0.888%	Quarterly	(70,708)	—	(70,708)
SEK	6,230	10/06/2031	3 Month STIBOR	0.888%	Quarterly	(83,153)	—	(83,153)
CHF	590	11/19/2031	1 Day SARON	0.100%	Annual	(67,902)	—	(67,902)
SEK	7,600	12/08/2031	3 Month STIBOR	0.791%	Quarterly/ Annual	(111,358)	6	(111,364)
NZD	940	12/08/2031	3 Month BKBM	2.513%	Quarterly/ Semi-Annual	(64,580)	—	(64,580)
NZD	890	01/14/2032	3 Month BKBM	2.755%	Quarterly/ Semi-Annual	(50,678)	—	(50,678)
NZD	1,280	03/04/2032	3 Month BKBM	3.050%	Quarterly/ Semi-Annual	(57,699)	—	(57,699)
SEK	9,330	04/04/2032	3 Month STIBOR	1.905%	Quarterly/ Annual	(49,750)	—	(49,750)
NOK	15,750	05/10/2032	6 Month NIBOR	3.140%	Semi-Annual/ Annual	30,410	—	30,410
USD	430	05/17/2032	2.743%	1 Day SOFR	Annual	(4,382)	—	(4,382)
NOK	7,720	05/25/2032	6 Month NIBOR	2.913%	Semi-Annual/ Annual	(1,668)	—	(1,668)
USD	50	05/27/2032	2.555%	1 Day SOFR	Annual	347	—	347

						$(362,566)	$(25,028)	$(337,538)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	4.60%	USD	11,710	$(306,886)	$(472,147)	$165,261
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00	Quarterly	4.60	USD	7,100	185,291	293,229	(107,938)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.38%	EUR	3,070	$118,847	$199,217	$(80,370)
Republic of South Africa, 5.875%, 09/16/2025, 06/20/2027*	1.00	Quarterly	2.34	USD	300	(17,581)	(15,040)	(2,541)

						$(20,329)	$5,259	$(25,588)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	796	$322,719	$249,197	$73,522
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)	Monthly	7.50	USD	854	196,069	138,193	57,876
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	24	(9,700)	(11,403)	1,703
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,513	(613,629)	(250,624)	(363,005)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,020	(922,973)	(375,028)	(547,945)
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,219	(494,339)	(206,207)	(288,132)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Monthly	1.88	USD	50	2,780	1,003	1,777
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	5	(1,865)	(2,190)	325

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	5	$(1,865)	$(2,190)	$325
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	29	(11,566)	(12,540)	974
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	9	(3,731)	(4,287)	556
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	29	(11,566)	(11,591)	25
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	28	(11,192)	(11,151)	(41)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	29	(11,939)	(11,825)	(114)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	30	(12,312)	(12,122)	(190)

						$(1,585,109)	$(522,765)	$(1,062,344)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABEULV	ESTER Plus 0.15%	Quarterly	EUR	525	05/15/2023	$(1,508)
MLABUSCU	OBFR Plus 0.25%	Quarterly	USD	1,135	11/15/2022	38,543
MLABUSCU	OBFR Plus 0.25%	Quarterly	USD	800	11/15/2022	28,947
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	464	11/15/2022	13,008
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	226	11/15/2022	3,672
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	601	04/17/2023	(31,301)
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	SOFR Plus 0.0024%	Maturity/ Annual	USD	101,768	08/01/2022	191,177
Citibank, NA
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	1,093	12/15/2022	42,711

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	186		12/15/2022	$5,117
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	1,402		12/15/2022	(75,041)
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month Euribor	Quarterly/ Maturity	EUR	508		09/20/2022	(1,967)
Russell 2000 Total Return Index	FedFundEffective Plus 0.16%	Quarterly	USD	7,019		06/15/2022	(386,685)
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	07/15/2025	(1)
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	26		07/15/2025	(544)
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	82		07/15/2025	(810)
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	142		07/15/2025	(1,573)
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	729		07/15/2025	(8,922)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	79		07/15/2025	466
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	117		07/15/2025	314
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	119		07/15/2025	265
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	46		07/15/2025	242
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	37		07/15/2025	200
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	117		07/15/2025	169
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	117		07/15/2025	136
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	3		07/15/2025	15
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	1		07/15/2025	3
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	0	***	07/15/2025	(6)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	1		07/15/2025	(21)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	10		07/15/2025	(45)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	43		07/15/2025	(119)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	117		07/15/2025	(151)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	22		07/15/2025	(313)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	32		07/15/2025	(329)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	26		07/15/2025	(422)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	66		07/15/2025	(645)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	97		07/15/2025	(868)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	60		07/15/2025	(871)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	95		07/15/2025	(995)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	78		07/15/2025	(1,128)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	73		07/15/2025	$(1,794)
Vivo Energy PLC	SOFR Plus 0.35%	Monthly	USD	98		07/15/2025	(2,653)
JPMorgan Chase Bank, NA
Avast PLC	SONIA Plus 0.35%	Monthly	GBP	1,497		08/12/2022	(584,888)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	8		08/12/2022	3
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	2		08/12/2022	(43)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	12		08/12/2022	(472)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	41		08/12/2022	(1,307)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	36		08/12/2022	(1,812)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	122		08/12/2022	(3,208)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	128		08/12/2022	(6,850)
Clipper Logistics PLC	SONIA Plus 0.35%	Monthly	GBP	124		08/12/2022	(8,587)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	3		08/12/2022	13
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	2		08/12/2022	10
Hibernia REIT PLC	ESTER Plus 0.30%	Monthly	EUR	99		08/12/2022	(1,091)
Hibernia REIT PLC	ESTER Plus 0.30%	Monthly	EUR	105		08/12/2022	(1,116)
Hibernia REIT PLC	ESTER Plus 0.30%	Monthly	EUR	105		08/12/2022	(1,256)
Hibernia REIT PLC	ESTER Plus 0.30%	Monthly	EUR	104		08/12/2022	(1,389)
Hibernia REIT PLC	ESTER Plus 0.30%	Monthly	EUR	212		08/12/2022	(2,339)
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	181		08/12/2022	624
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	361		08/12/2022	456
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	86		08/12/2022	116
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	92		08/12/2022	78
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	139		08/12/2022	45
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/12/2022	0
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	61		08/12/2022	451
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	44		08/12/2022	351
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	20		08/12/2022	63
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	8		08/12/2022	61
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	19		08/12/2022	60
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	12		08/12/2022	38
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	15		08/12/2022	32
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	6		08/12/2022	19
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	10

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	2		08/12/2022	$5
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	4
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/12/2022	3
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/12/2022	0
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	5		08/12/2022	(6)
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	14		08/12/2022	(32)
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	29		08/12/2022	(34)
John Menzies PLC	SONIA Plus 0.35%	Monthly	GBP	133		08/12/2022	(156)
JPABJVAL(1)	TONAR Plus 0.18%	Quarterly	JPY	73,852		11/15/2022	15,130
JPABJVAL(2)	MUTSCALM Plus 0.18%	Quarterly	JPY	31,158		11/15/2022	3,274
Morgan Stanley Capital Services LLC
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	7		10/18/2023	(1,279)
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	20		10/18/2023	(3,693)
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	25		10/18/2023	(4,528)
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	43		10/18/2023	(7,283)
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	98		10/18/2023	(16,850)
Bloomberg Commodity Index	0.00%	Annual	USD	36,414		06/15/2022	2,931,158
Bloomberg Commodity Index	0.00%	Annual	USD	2,903		06/15/2022	242,764
Clipper Logistics PLC	SONIA Plus 0.54%	Monthly	GBP	3		10/18/2023	(57)
Clipper Logistics PLC	SONIA Plus 0.54%	Monthly	GBP	3		10/18/2023	(59)
Clipper Logistics PLC	SONIA Plus 0.54%	Monthly	GBP	2		10/18/2023	(63)
Clipper Logistics PLC	SONIA Plus 0.54%	Monthly	GBP	14		10/18/2023	(279)
Clipper Logistics PLC	SONIA Plus 0.54%	Monthly	GBP	46		10/18/2023	(1,442)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	176		10/18/2023	15,451
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	191		10/18/2023	15,029
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	173		10/18/2023	10,595
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	174		10/18/2023	10,498
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	169		10/18/2023	10,221
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	103		10/18/2023	9,118
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	171		10/18/2023	8,485
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	84		10/18/2023	5,897
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	81		10/18/2023	5,036
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	75		10/18/2023	4,918

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	72		10/18/2023	$3,939
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	95		10/18/2023	3,895
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	60		10/18/2023	3,406
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	72		10/18/2023	2,971
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	57		10/18/2023	2,940
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	74		10/18/2023	2,710
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	0	***	10/18/2023	0
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	1		10/18/2023	(8)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	7		10/18/2023	(81)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	14		10/18/2023	(141)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	62		10/18/2023	(713)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	64		10/18/2023	(794)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	69		10/18/2023	(794)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	85		10/18/2023	(982)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	220		10/18/2023	(2,556)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	342		10/18/2023	(4,455)
Swiss Market Index Futures	0.00%	Monthly	CHF	1,513		06/17/2022	14,776
Swiss Market Index Futures	0.00%	Monthly	CHF	582		06/17/2022	9,341
Swiss Market Index Futures	0.00%	Monthly	CHF	465		06/17/2022	(2,279)
Swiss Market Index Futures	0.00%	Monthly	CHF	931		06/17/2022	(4,723)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	35		10/18/2023	968
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	42		10/18/2023	656
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	121		10/18/2023	475
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	46		10/18/2023	267
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	35		10/18/2023	218
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	84		10/18/2023	(1,735)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	84		10/18/2023	(1,937)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	88		10/18/2023	(2,211)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	86		10/18/2023	(2,348)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	84		10/18/2023	(2,454)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	5		10/18/2023	(2,989)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Annual	GBP	81		10/18/2023	(3,230)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	107		10/18/2023	(3,353)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	71		10/18/2023	(4,224)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)

Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	164	10/18/2023	$(5,041)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	95	10/18/2023	(5,075)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	164	10/18/2023	(5,449)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	153	10/18/2023	(7,785)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	154	10/18/2023	(8,719)
Pay Total Return on Reference Obligation
Goldman Sachs International
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	195	07/15/2025	43,153
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	195	07/15/2025	40,472
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	336	07/15/2025	34,682
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	152	07/15/2025	31,853
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	146	07/15/2025	28,714
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	121	07/15/2025	26,898
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	140	07/15/2025	19,997
Columbia Banking System, Inc.	SOFR Minus 0.34%	Monthly	USD	102	07/15/2025	14,013
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	79	07/15/2025	12,502
Columbia Banking System, Inc.	SOFR Minus 0.34%	Monthly	USD	131	07/15/2025	12,003
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	58	07/15/2025	11,418
Columbia Banking System, Inc.	SOFR Minus 0.35%	Monthly	USD	133	07/15/2025	9,440
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	37	07/15/2025	7,610
Columbia Banking System, Inc.	SOFR Minus 0.35%	Monthly	USD	58	07/15/2025	6,299
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	49	07/15/2025	6,248
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	25	07/15/2025	4,882
Columbia Banking System, Inc.	SOFR Minus 0.33%	Monthly	USD	19	07/15/2025	3,067
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	6	07/15/2025	1,463

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	5		07/15/2025	$1,125
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	162
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	147
Columbia Banking System, Inc.	SOFR Minus 0.33%	Monthly	USD	1		07/15/2025	130
Columbia Banking System, Inc.	SOFR Minus 0.35%	Monthly	USD	1		07/15/2025	74
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	46
Columbia Banking System, Inc.	SOFR Minus 0.31%	Monthly	USD	0	***	07/15/2025	(3)
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	(54)
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	56		07/15/2025	12,918
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	56		07/15/2025	12,461
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	66		07/15/2025	10,772
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	63		07/15/2025	9,892
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	44		07/15/2025	9,743
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	36		07/15/2025	7,606
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	38		07/15/2025	7,079
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	29		07/15/2025	5,829
Entegris, Inc.	SOFR Minus 0.34%	Monthly	USD	25		07/15/2025	5,620
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	23		07/15/2025	4,472
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	33		07/15/2025	4,079
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	17		07/15/2025	3,496
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	36		07/15/2025	3,304
Entegris, Inc.	SOFR Minus 0.34%	Monthly	USD	13		07/15/2025	2,688

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	17	07/15/2025	$2,477
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	16	07/15/2025	2,245
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	35	07/15/2025	2,077
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	12	07/15/2025	1,912
Entegris, Inc.	SOFR Minus 0.33%	Monthly	USD	10	07/15/2025	1,829
Entegris, Inc.	SOFR Minus 0.33%	Monthly	USD	17	07/15/2025	1,348
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	20	07/15/2025	938
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	3	07/15/2025	546
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	2	07/15/2025	471
Entegris, Inc.	SOFR Minus 0.32%	Monthly	USD	8	07/15/2025	346
Entegris, Inc.	SOFR Minus 0.33%	Monthly	USD	1	07/15/2025	69
GSABHVIP	SOFR	Quarterly	USD	255	04/17/2023	(15,435)
II-VI, Inc.	SOFR Minus 0.31%	Monthly	USD	216	01/05/2023	19,978
II-VI, Inc.	SOFR Minus 0.30%	Monthly	USD	216	01/05/2023	17,526
II-VI, Inc.	SOFR Minus 0.31%	Monthly	USD	46	01/05/2023	2,523
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	387	01/05/2023	104,622
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	369	01/05/2023	97,054
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	286	01/05/2023	66,657
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	253	01/05/2023	57,683
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	171	01/05/2023	47,114
New York Community Bancorp, Inc.	SOFR Minus 0.07%	Monthly	USD	111	01/05/2023	26,431
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	123	01/05/2023	25,452
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	16	01/05/2023	3,512

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	90		07/15/2025	$18,285
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	58		07/15/2025	18,056
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	44		07/15/2025	14,259
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	38		07/15/2025	12,565
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	148
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	(1)
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	3		07/15/2025	(145)
New York Community Bancorp, Inc.	SOFR Minus 0.31%	Monthly	USD	50		07/15/2025	(1,139)
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	26		07/15/2025	(1,253)
New York Community Bancorp, Inc.	SOFR Minus 0.31%	Monthly	USD	156		07/15/2025	(9,033)
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	74		07/15/2025	15,859
QuidelOrtho Corp.	SOFR Minus 0.33%	Monthly	USD	202		07/15/2025	10,237
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	19		07/15/2025	8,842
QuidelOrtho Corp.	SOFR Minus 0.35%	Monthly	USD	66		07/15/2025	7,903
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	40		07/15/2025	6,581
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	22		07/15/2025	4,677
QuidelOrtho Corp.	SOFR Minus 0.33%	Monthly	USD	42		07/15/2025	3,572
QuidelOrtho Corp.	SOFR Minus 0.33%	Monthly	USD	50		07/15/2025	3,138
QuidelOrtho Corp.	SOFR Minus 0.35%	Monthly	USD	67		07/15/2025	3,157
QuidelOrtho Corp.	SOFR Minus 0.36%	Monthly	USD	25		07/15/2025	2,413
QuidelOrtho Corp.	SOFR Minus 0.34%	Monthly	USD	21		07/15/2025	1,736
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	64		07/15/2025	1,675

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
QuidelOrtho Corp.	SOFR Minus 0.33%	Monthly	USD	115		07/15/2025	$1,469
QuidelOrtho Corp.	SOFR Minus 0.35%	Monthly	USD	8		07/15/2025	842
QuidelOrtho Corp.	SOFR Minus 0.34%	Monthly	USD	13		07/15/2025	795
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	22		07/15/2025	404
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	3		07/15/2025	186
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	180
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	135
QuidelOrtho Corp.	SOFR Minus 0.33%	Monthly	USD	1		07/15/2025	123
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	26
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	24
QuidelOrtho Corp.	SOFR Minus 0.32%	Monthly	USD	35		07/15/2025	(54)
JPMorgan Chase Bank, NA
AVGO.US	OBFR Minus 0.28%	Monthly	USD	267		08/12/2022	(13,676)
Gold Fields Ltd.	OBFR Plus 0.25%	Monthly	USD	193		08/12/2022	883
GXO Logistics, Inc.	OBFR Minus 0.30%	Monthly	USD	34		08/12/2022	15,172
GXO Logistics, Inc.	OBFR Minus 0.30%	Monthly	USD	29		08/12/2022	12,397
GXO Logistics, Inc.	OBFR Minus 0.30%	Monthly	USD	7		08/12/2022	2,348
GXO Logistics, Inc.	OBFR Minus 0.30%	Monthly	USD	4		08/12/2022	1,732
GXO Logistics, Inc.	OBFR Minus 0.30%	Monthly	USD	3		08/12/2022	1,029
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	109		08/12/2022	(5,160)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	132		08/12/2022	(7,123)
Healthcare Realty Trust, Inc.	OBFR Minus 0.29%	Monthly	USD	146		08/12/2022	(10,092)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	214		08/12/2022	(11,943)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	187		08/12/2022	$(13,318)
Healthcare Realty Trust, Inc.	OBFR Minus 0.29%	Monthly	USD	227		08/12/2022	(15,335)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	209		08/12/2022	(16,794)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	348		08/12/2022	(18,704)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	221		08/12/2022	(19,081)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	442		08/12/2022	(37,805)
Healthcare Realty Trust, Inc.	OBFR Minus 0.30%	Monthly	USD	441		08/12/2022	(37,898)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	60		08/12/2022	(39)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	5		08/12/2022	(211)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	7		08/12/2022	(296)
ICE U.S. Dollar Index	OBFR Plus 0.78%	Monthly	USD	31		08/12/2022	(531)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	65		08/12/2022	(1,089)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	37		08/12/2022	(1,576)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	33		08/12/2022	(2,037)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	58		08/12/2022	(3,049)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	57		08/12/2022	(3,113)
JPQABHYS	OBFR Plus 0.05%	Quarterly	USD	120		06/15/2022	(3,462)
JPQABHYS	OBFR Minues 0.05%	Quarterly	USD	108		05/15/2023	(7,419)
MaxLinear, Inc.	OBFR Minus 0.30%	Monthly	USD	179		08/12/2022	18,112
MaxLinear, Inc.	OBFR Minus 0.28%	Monthly	USD	47		08/12/2022	964
MaxLinear, Inc.	OBFR Minus 0.28%	Monthly	USD	16		08/12/2022	38
MaxLinear, Inc.	OBFR Minus 0.28%	Monthly	USD	0	***	08/12/2022	5
MaxLinear, Inc.	OBFR Minus 0.28%	Monthly	USD	2		08/12/2022	(139)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
MaxLinear, Inc.	OBFR Minus 0.28%	Monthly	USD	37	08/12/2022	$(1,704)
MaxLinear, Inc.	OBFR Minus 0.28%	Monthly	USD	16	08/12/2022	(1,719)
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	126	08/12/2022	48,117
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	126	08/12/2022	47,581
MKS Instruments, Inc.	OBFR Minus 0.39%	Monthly	USD	79	08/12/2022	18,856
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	52	08/12/2022	16,823
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	41	08/12/2022	14,576
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	39	08/12/2022	12,776
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	31	08/12/2022	10,144
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	30	08/12/2022	9,792
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	25	08/12/2022	8,096
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	3,827
MKS Instruments, Inc.	OBFR Minus 0.39%	Monthly	USD	6	08/12/2022	1,584
NortonLifeLock, Inc.	OBFR Minus 0.30%	Monthly	USD	227	08/12/2022	37,347
Raymond James Financial, Inc.	OBFR Minus 0.31%	Monthly	USD	107	08/12/2022	3,499
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	134	08/12/2022	2,945
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	72	08/12/2022	2,694
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	59	08/12/2022	2,367
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	55	08/12/2022	2,328
Raymond James Financial, Inc.	OBFR Minus 0.31%	Monthly	USD	55	08/12/2022	1,961
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	92	08/12/2022	1,632
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	36	08/12/2022	1,117

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	45	08/12/2022	$695
Raymond James Financial, Inc.	OBFR Minus 0.31%	Monthly	USD	25	08/12/2022	540
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	35	08/12/2022	498
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	81	08/12/2022	92
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	3	08/12/2022	60
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	3	08/12/2022	37
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1	08/12/2022	30
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	2	08/12/2022	23
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	18	08/12/2022	19
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1	08/12/2022	17
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1	08/12/2022	15
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1	08/12/2022	(1)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	12	08/12/2022	(2)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	2	08/12/2022	(25)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	4	08/12/2022	(25)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	6	08/12/2022	(30)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	3	08/12/2022	(48)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	33	08/12/2022	(162)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	30	08/12/2022	(556)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	77	08/12/2022	(599)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	45	08/12/2022	(800)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	109	08/12/2022	(1,306)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	54		08/12/2022	$(1,293)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	71		08/12/2022	(1,638)
Morgan Stanley Capital Services LLC
Frontier Group Holdings, Inc.	FedFundEffective Minus 0.87%	Monthly	USD	362		10/18/2023	82,899
Frontier Group Holdings, Inc.	FedFundEffective Minus 1.57%	Monthly	USD	57		10/18/2023	3,549
Frontier Group Holdings, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	3		10/18/2023	676
Frontier Group Holdings, Inc.	FedFundEffective Minus 1.57%	Monthly	USD	9		10/18/2023	579
Frontier Group Holdings, Inc.	FedFundEffective Minus 1.57%	Monthly	USD	2		10/18/2023	128
GXO Logistics, Inc.	FedFundEffective Minus 0.27%	Monthly	USD	7		10/18/2023	463
GXO Logistics, Inc.	FedFundEffective Minus 0.27%	Monthly	USD	0	***	10/18/2023	10
GXO Logistics, Inc	FedFundEffective Minus 0.27%	Monthly	USD	0	***	10/18/2023	5
GXO Logistics, Inc	FedFundEffective Minus 0.27%	Monthly	USD	0	***	10/18/2023	(3)
GXO Logistics, Inc.	FedFundEffective Minus 0.27%	Monthly	USD	2		10/18/2023	(29)
IBOVESPA Futures	0.00%	Monthly	BRL	3,914		06/15/2022	77,522
IBOVESPA Futures	0.00%	Monthly	BRL	2,348		06/15/2022	20,736
IBOVESPA Futures	0.00%	Monthly	BRL	2,907		06/15/2022	(18,374)
IBOVESPA Futures	0.00%	Monthly	BRL	8,386		06/15/2022	(19,862)
KOSPI 200 Futures	0.00%	Monthly	KRW	531,225		06/09/2022	(11,303)
KOSPI 200 Futures	0.00%	Monthly	KRW	973,913		06/09/2022	(20,277)
KOSPI 200 Futures	0.00%	Monthly	KRW	1,150,988		06/09/2022	(24,957)
MSABHOWN	FedFundEffective Minus 0.22%	Quarterly	USD	430		04/17/2023	(12,557)
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	15		10/18/2023	1,470

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	7	10/18/2023	$650
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	4	10/18/2023	359
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	3	10/18/2023	272
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1	10/18/2023	107
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	70	10/18/2023	14,509
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	75	10/18/2023	12,642
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	80	10/18/2023	11,823
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	75	10/18/2023	10,776
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	107	10/18/2023	9,748
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	42	10/18/2023	9,120
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	31	10/18/2023	3,838
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	16	10/18/2023	3,549
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	21	10/18/2023	1,741
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	15	10/18/2023	1,467
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	14	10/18/2023	976
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	9	10/18/2023	925
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	11	10/18/2023	910

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	5	10/18/2023	$503
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	10	10/18/2023	428
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	2	10/18/2023	423
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	5	10/18/2023	420
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	4	10/18/2023	322
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	3	10/18/2023	248
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	2	10/18/2023	164
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	72	10/18/2023	157
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	2	10/18/2023	123
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	1	10/18/2023	120
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	1	10/18/2023	108
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	1	10/18/2023	46
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	2	10/18/2023	36
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	1	10/18/2023	33
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	2	10/18/2023	0
Rentokil Initial PLC	FedFundEffective Minus 0.26%	Monthly	USD	4	10/18/2023	(13)

						$3,658,168

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
S&P 500 Index 08/19/2022*	32.00%	Maturity	USD	307	$(51,386)	$—	$(51,386)
Goldman Sachs International
Russell 2000 Index 08/19/2022*	37.50	Maturity		389	(78,670)	—	(78,670)
UBS AG
Euro STOXX 50 Price EUR Index 07/15/2022*	29.95	Maturity	EUR	873	(284,283)	—	(284,283)
FTSE 100 Index 08/19/2022*	23.95	Maturity	GBP	332	(53,103)	—	(53,103)
Nasdaq 100 Stock Index 08/19/2022*	37.50	Maturity	USD	1,311	(188,008)	—	(188,008)
S&P/ASX 200 Index 08/19/2022*	21.54	Maturity	AUD	314	10,629	—	10,629
Sale Contracts
Citibank, NA
Euro STOXX 50 Price EUR Index 07/15/2022*	28.35	Maturity	EUR	782	186,788	—	186,788
Goldman Sachs International
Nasdaq 100 Stock Index 06/17/2022*	38.20	Maturity	USD	1,121	233,855	—	233,855
Russell 2000 Index 06/17/2022*	36.00	Maturity		998	255,567	—	255,567
Morgan Stanley & Co. International Plc
S&P/ASX 200 Index 06/16/2022*	19.35	Maturity	AUD	173	10,426	—	10,426

					$41,815	$—	$41,815

*	Termination date

**	Notional amount less than $500.
***	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $51,634,486 or 9.3% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	When-Issued or delayed delivery security.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of May 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/26/2021	$56,839	$28,998	0.01%
Digicel Group Holdings Ltd. 7.00%, 06/16/2022	06/19/2020	1,702	5,038	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/21/2019	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	33,512	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	25,552	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2028	06/24/2018	324,000	111,780	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	12,000	11,810	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,770	1	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	04/26/2017	33,435	43	0.00%

(h)	Defaulted matured security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2022.
(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2022.
(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2022.
(r)	Affiliated investments.
(s)	The rate shown represents the 7-day yield as of period end.
(t)

As of May 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,817,802 and gross unrealized depreciation of investments was $(45,450,809), resulting in net unrealized appreciation of $12,366,993.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

RTS – Russian Trading System

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TIPS – Treasury Inflation Protected Security

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in JPABJVAL as of May 31, 2022.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Nippon Yusen KK	303	$3,237,937	4.4%
Nintendo Co., Ltd.	43	2,479,750	3.4%
Mitsubishi Heavy Industries, Ltd.	503	2,460,411	3.3%
Sumitomo Mitsui Financial Group	612	2,398,732	3.2%
Marubeni Corp.	1,758	2,379,889	3.2%
Tokyo Electric Power Co. Holdings	4,691	2,256,287	3.1%
Toyota Motor Corp.	1,026	2,177,427	2.9%
SoftBank Group Corp.	400	2,149,314	2.9%
Trend Micro, Inc./Japan	275	2,085,381	2.8%
Japan Tobacco, Inc.	884	2,069,890	2.8%
Nitto Denko Corp.	203	1,897,809	2.6%
Central Japan Railway Co.	112	1,790,670	2.4%
Subaru Corp.	783	1,744,747	2.4%
TDK Corp.	390	1,741,564	2.4%
Toyo Suisan Kaisha, Ltd.	361	1,736,607	2.4%
Otsuka Holdings Co., Ltd.	396	1,696,404	2.3%
Takeda Pharmaceutical Co. Ltd.	453	1,676,754	2.3%
T&D Holdings, Inc.	1,113	1,640,084	2.2%
Taisei Corp.	423	1,628,319	2.2%
Nomura Real Estate Holdings, Inc.	502	1,619,448	2.2%
Brother Industries, Ltd.	681	1,617,857	2.2%
NGK Insulators, Ltd.	840	1,609,074	2.2%
McDonald’s Holdings Co./Japan	311	1,557,139	2.1%
SBI Holdings, Inc./Japan	592	1,550,280	2.1%
NEC Corp.	297	1,545,558	2.1%
Daito Trust Construction Co., Ltd.	124	1,413,629	1.9%
Aisin Corp.	333	1,408,667	1.9%
Hoya Corp.	97	1,345,864	1.8%
Pan Pacific International Holdings	674	1,337,234	1.8%
Astellas Pharma, Inc.	603	1,243,402	1.7%
Lida Group Holdings Co. Ltd.	570	1,158,967	1.6%
Lion Corp.	782	1,125,722	1.5%
Nabtesco Corp.	361	1,108,703	1.5%
Z Holdings Corp.	2,327	991,710	1.3%
Sony Group Corp.	79	952,607	1.3%
ZOZO, Inc.	336	921,572	1.2%
Shionogi & Co. Ltd.	131	898,118	1.2%
Murata Manufacturing Co. Ltd.	106	876,912	1.2%
Kobe Bussan Co. Ltd.	275	858,282	1.2%
TOPPAN, Inc.	288	697,786	0.9%
Tokyo Electron, Ltd.	11	661,849	0.9%
Honda Motor Co. Ltd.	174	553,839	0.7%
Dai-ichi Life Holdings, Inc.	205	540,356	0.7%
Tobu Railway Co. Ltd.	168	484,798	0.7%
AGC, Inc.	97	469,263	0.6%
Yamada Holdings Co. Ltd.	909	412,902	0.6%
United Urban Investment Corp.	3	405,842	0.5%
Keyence Corp.	6	334,926	0.5%
Orix J-REIT, Inc.	2	322,358	0.4%
Chubu Electric Power Co., Inc.	247	318,356	0.4%
Other Long	1,807	4,260,722	5.8%

(2) The following table represents the 50 largest equity basket holdings underlying the total return swap in JPABJVAL as of May 31, 2022.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Nippon Yusen KK	128	$1,366,092	4.4%
Nintendo Co., Ltd.	18	1,046,211	3.4%
Mitsubishi Heavy Industries, Ltd.	212	1,038,052	3.3%
Sumitomo Mitsui Financial Group	258	1,012,030	3.2%
Marubeni Corp.	742	1,004,080	3.2%
Tokyo Electric Power Co. Holdings	1,979	951,932	3.1%
Toyota Motor Corp.	433	918,660	2.9%
SoftBank Group Corp.	169	906,799	2.9%
Trend Micro, Inc./Japan	116	879,826	2.8%
Japan Tobacco, Inc.	373	873,290	2.8%
Nitto Denko Corp.	86	800,689	2.6%
Central Japan Railway Co.	47	755,487	2.4%
Subaru Corp.	330	736,112	2.4%
TDK Corp.	165	734,769	2.4%
Toyo Suisan Kaisha, Ltd.	152	732,678	2.4%
Otsuka Holdings Co., Ltd.	167	715,716	2.3%
Takeda Pharmaceutical Co. Ltd.	191	707,425	2.3%
T&D Holdings, Inc.	469	691,955	2.2%
Taisei Corp.	178	686,991	2.2%
Nomura Real Estate Holdings, Inc.	212	683,248	2.2%
Brother Industries, Ltd.	287	682,577	2.2%
NGK Insulators, Ltd.	354	678,871	2.2%
McDonald’s Holdings Co./Japan	131	656,960	2.1%
SBI Holdings, Inc./Japan	250	654,066	2.1%
NEC Corp.	125	652,074	2.1%
Daito Trust Construction Co., Ltd.	52	596,413	1.9%
Aisin Corp.	141	594,319	1.9%
Hoya Corp.	41	567,823	1.8%
Pan Pacific International Holdings	285	564,181	1.8%
Astellas Pharma, Inc.	254	524,594	1.7%
Lida Group Holdings Co. Ltd.	240	488,971	1.6%
Lion Corp.	330	474,944	1.5%
Nabtesco Corp.	152	467,764	1.5%
Z Holdings Corp.	982	418,404	1.3%
Sony Group Corp.	33	401,906	1.3%
ZOZO, Inc.	142	388,813	1.2%
Shionogi & Co. Ltd.	55	378,918	1.2%
Murata Manufacturing Co. Ltd.	45	369,971	1.2%
Kobe Bussan Co. Ltd.	116	362,111	1.2%
TOPPAN, Inc.	121	294,397	0.9%
Tokyo Electron, Ltd.	5	279,236	0.9%
Honda Motor Co. Ltd.	73	233,666	0.7%
Dai-ichi Life Holdings, Inc.	87	227,977	0.7%
Tobu Railway Co. Ltd.	71	204,537	0.7%
AGC, Inc.	41	197,983	0.6%
Yamada Holdings Co. Ltd.	384	174,204	0.6%
United Urban Investment Corp.	1	171,225	0.5%
Keyence Corp.	3	141,306	0.5%
Orix J-REIT, Inc.	1	136,003	0.4%
Chubu Electric Power Co., Inc.	104	134,315	0.4%
Other Long	763	1,797,607	5.8%

COUNTRY BREAKDOWN1

May 31, 2022 (unaudited)

62.8%	United States
2.3%	Switzerland
2.2%	United Kingdom
2.2%	China
1.6%	Canada
1.2%	Japan
1.2%	Netherlands
1.2%	France
1.1%	Sweden
0.8%	South Korea
0.8%	Germany
0.8%	Taiwan
0.6%	Luxembourg
7.6%	Other
13.6%	Short-Term

100.0%	Total Investments

[1]

All data are as of May 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Austria, Bahrain, Belgium, Bermuda, Brazil, Colombia, Costa Rica, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, India, Indonesia, Italy, Ivory Coast, Jamaica, Jersey (Channel Islands), Kenya, Lebanon, Luxemberg, Macau, Mexico, New Zealand, Nigeria, Oman, Pakistan, Panama, Peru, Russia, Senegal, Singapore, South Africa, South Korea, Spain, Taiwan, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB All Market Total Return Portfolio

May 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence .Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$92,424,422	$9,045,956	$—		$101,470,378
Health Care	51,391,309	12,476,704	—		63,868,013
Financials	34,772,280	14,374,544	—		49,146,824
Consumer Discretionary	28,460,611	7,616,434	270,884		36,347,929
Industrials	26,285,927	8,968,452	—		35,254,379
Communication Services	25,451,609	4,286,260	48,144	(a)	29,786,013
Consumer Staples	11,512,809	8,040,165	191,708	(a)	19,744,682
Energy	4,623,087	7,020,702	1	(a)	11,643,790
Materials	6,572,528	3,631,291	311,952	(a)	10,515,771
Real Estate	8,797,745	1,261,986	—		10,059,731
Utilities	7,631,845	1,580,000	—		9,211,845
Corporates - Non-Investment Grade	—	33,697,971	9,219	(a)	33,707,190
Investment Companies	16,775,942	—	—		16,775,942
Governments - Treasuries	—	9,909,505	—		9,909,505
Corporates - Investment Grade	—	8,357,204	—		8,357,204

Investments in Securities:	Level 1	Level 2	Level 3		Total
Emerging Markets - Sovereigns	$—	$7,441,911	$—		$7,441,911
Emerging Markets - Corporate Bonds	—	4,374,813	43	(a)	4,374,856
Bank Loans	—	3,781,567	501,241		4,282,808
Collateralized Mortgage Obligations	—	3,714,346	—		3,714,346
Collateralized Loan Obligations	—	2,580,750	—		2,580,750
Quasi-Sovereigns	—	1,005,511	—		1,005,511
Governments - Sovereign Bonds	—	369,025	—		369,025
Preferred Stocks	117,775	—	158,090		275,865
Commercial Mortgage-Backed Securities	—	235,645	—		235,645
Warrants	1,420	—	39,050	(a)	40,470
Emerging Markets - Treasuries	—	—	23,675		23,675
Asset-Backed Securities	—	20,072	—		20,072
Mortgage Pass-Throughs	—	87	—		87
Short-Term Investments:
Investment Companies	71,518,538	—	—		71,518,538
U.S. Treasury Bills	—	2,477,580	—		2,477,580
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	14,717,682	—	—		14,717,682

Total Investments in Securities	401,055,529	156,268,481	1,554,007		558,878,017
Other Financial Instruments(b):
Assets:
Futures	2,208,930	—	—		2,208,930
Forward Currency Exchange Contracts	—	2,079,706	—		2,079,706
Centrally Cleared Interest Rate Swaps	—	417,940	—		417,940
Centrally Cleared Credit Default Swaps	—	304,138	—		304,138
Credit Default Swaps	—	521,568	—		521,568
Total Return Swaps	—	5,275,365	—		5,275,365
Variance Swaps	—	697,265	—		697,265
Liabilities:
Futures	(8,281,147)	—	—		(8,281,147)
Forward Currency Exchange Contracts	—	(2,306,680)	—		(2,306,680)
Centrally Cleared Interest Rate Swaps	—	(780,506)	—		(780,506)
Centrally Cleared Credit Default Swaps	—	(324,467)	—		(324,467)
Credit Default Swaps	—	(2,106,677)	—		(2,106,677)
Total Return Swaps	—	(1,617,197)	—		(1,617,197)
Variance Swaps	—	(655,450)	—		(655,450)

Total	$394,983,312	$157,773,486	$1,554,007		$554,310,805

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2022 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 05/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$105,669	$211,658	$245,807	$0	$(2)	$71,518	$43	$0
Government Money Market Portfolio*	5,299	99,222	89,804	0	1	14,718	7	0
Total	$110,968	$310,880	$335,611	$0	$(1)	$86,236	$50	$0

*	Investments of cash collateral for securities lending transactions